Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	CY
Entity Current Reporting Status	Yes
Entity Registrant Name	IVANHOE MINES LTD
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	739,382,976

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents (Note 5)	$ 998,054		$ 1,264,031
Short-term investments (Note 6)			98,373
Accounts receivable (Note 7)	102,460		65,741
Inventories (Note 8)	108,483		40,564
Prepaid expenses	56,327		23,338
TOTAL CURRENT ASSETS	1,265,324		1,492,047
LONG-TERM INVESTMENTS (Note 9)	107,277		151,191
OTHER LONG-TERM INVESTMENTS (Note 10)	317,325		191,816
PROPERTY, PLANT AND EQUIPMENT (Note 12)	4,363,501		1,332,648
DEFERRED INCOME TAXES (Note 17)	33,062		16,889
OTHER ASSETS	50,339		33,883
TOTAL ASSETS	6,136,828		3,218,474
LIABILITIES
Accounts payable and accrued liabilities (Note 13)	681,185		260,528
Amounts due under credit facilities (Note 14)	44,884		14,615
Interest payable on long-term debt (Note 15 (a) and 16)	10,808		6,312
Rights offering derivative liability (Note 19 (c))			766,238
TOTAL CURRENT LIABILITIES	736,877		1,047,693
CONVERTIBLE CREDIT FACILITY (Note 15 (a))	141,853		248,284
INTERIM FUNDING FACILITY (Note 16)	400,655
AMOUNTS DUE UNDER CREDIT FACILITIES (Note 14)		[1]	40,080	[1]
PAYABLE TO RELATED PARTY (Note 23 (a))	56,783		14,013
DEFERRED INCOME TAXES (Note 17)	15,282		11,123
ASSET RETIREMENT OBLIGATIONS (Note 18)	45,553		40,838
TOTAL LIABILITIES	1,397,003		1,402,031
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
SHARE CAPITAL (Note 19)	6,819,367		3,378,921
SHARE PURCHASE WARRANTS (Note 19 (b))			11,832
ADDITIONAL PAID-IN CAPITAL	1,389,721		1,303,581
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Note 20)	(2,300)		33,075
DEFICIT	(3,483,948)		(2,913,576)
TOTAL IVANHOE MINES LTD. SHAREHOLDERS' EQUITY	4,722,840		1,813,833
NONCONTROLLING INTERESTS (Note 21)	16,985		2,610
TOTAL EQUITY	4,739,825		1,816,443
TOTAL LIABILITIES AND EQUITY	$ 6,136,828		$ 3,218,474

[1]	In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Common shares, par value
Common shares, authorized	Unlimited	Unlimited
Common stock, shares, issued	739,382,976	568,560,669
Common stock, shares, outstanding	739,382,976	568,560,669

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
REVENUE	$ 179,049	$ 79,777
COST OF SALES
Production and delivery	(121,155)	(66,738)
Depreciation and depletion	(28,153)	(13,306)
Write-down of carrying value of inventory	(18,936)	(14,729)
COST OF SALES	(168,244)	(94,773)
EXPENSES
Exploration (Note 3 and 19 (a))	(282,588)	(218,626)
General and administrative (Note 19 (a))	(100,805)	(84,427)
Depreciation	(2,430)	(2,096)
Accretion of asset retirement obligations (Note 18)	(694)	(199)
Write-down of current assets	(4,288)
Write-down of carrying values of property, plant and equipment	(16,605)	(2,338)
TOTAL EXPENSES	(575,654)	(402,459)
OPERATING LOSS	(396,605)	(322,682)
OTHER INCOME (EXPENSES)
Interest income	22,077	16,567
Interest expense	(10,953)	(32,827)
Accretion of convertible credit facilities (Note 15)	(60)	(11,709)
Foreign exchange (losses) gains	(16,831)	8,700
Unrealized (losses) gains on long-term investments (Note 9 (d))	(2,804)	360
Unrealized gains on other long-term investments	3,573	4,508
Realized gain on redemption of other long-term investments (Note 10 (a))	123	151
Change in fair value of derivative (Note 19 (c))	(432,536)	135,680
Change in fair value of embedded derivatives (Note 15 (a))	106,489	100,637
Loss on conversion of convertible credit facility (Note 15 (a))		(154,316)
Write-down of carrying value of long-term investments (Note 9)	(9,550)	(485)
Gain on sale of long-term investment (Note 9 (e))	10,628
Gain on settlement of note receivable (Note 11)	102,995
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(623,454)	(255,416)
Recovery of income taxes (Note 17)	650	13,118
Share of income (loss) of significantly influenced investees (Note 9)	17,208	(42,718)
NET LOSS FROM CONTINUING OPERATIONS	(605,596)	(285,016)
(LOSS) INCOME FROM DISCONTINUED OPERATIONS (Note 4)	(9,105)	6,585
NET LOSS	(614,701)	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 21)	44,329	66,952
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	$ (570,372)	$ (211,479)
BASIC AND DILUTED (LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO IVANHOE MINES LTD. FROM
CONTINUING OPERATIONS	$ (0.82)	$ (0.43)
DISCONTINUED OPERATIONS	$ (0.01)	$ 0.01
BASIC AND DILUTED (LOSS) EARNINGS PER SHARE	$ (0.83)	$ (0.42)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	685,831	502,550

Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Share Purchase Warrants [Member]	Beneficial Conversion Feature [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]	Total
Balances, Value, at Dec. 31, 2009	$ 1,886,789	$ 27,386	$ 30,250	$ 348,468	$ (14,578)	$ (1,800,179)	$ 952	$ 479,088
Balances, Shares, at Dec. 31, 2009	425,447,552
Net loss						(211,479)	(66,952)	(278,431)
Other comprehensive income loss (Note 20)					47,653		7,145	54,798
Comprehensive loss								(223,633)
Shares issued for:
Exercise of stock options, Value	67,431			(20,259)				47,172
Exercise of stock options, Shares	5,619,080							5,639,650
Conversion of Rio Tinto convertible credit facility, Value (Note 15(b))	437,146		(36,314)					400,832
Conversion of Rio Tinto convertible credit facility, Shares (Note 15(b))	40,083,206
Private placement, Value, (Note 19 (b)), net of issue costs of $167	240,749							240,749
Private placement, Shares, (Note 19 (b)), net of issue costs of $167	15,000,000
Consulting services, Value	3,421							3,421
Consulting services, Shares	261,900
Convertible credit facility (Note15 (b))			6,064					6,064
Rights Offering, (Note 19(c))						(901,918)		(901,918)
Exercise of share purchase warrants, Value (Note 19 (b)), net of issue costs	701,120	(15,554)						685,566
Exercise of share purchase warrants, Shares (Note 19 (b)), net of issue costs	80,530,509
Bonus shares, Value	41,700			1,265				42,965
Bonus shares, Shares	1,581,578							1,581,578
Share purchase plan, Value	565							565
Share purchase plan, Shares	36,844							36,844
Other increase in noncontrolling interests (Note 21)							61,465	61,465
Dilution gains				931,979				931,979
Stock-based compensation				42,128				42,128
Balances, Value, at Dec. 31, 2010	3,378,921	11,832		1,303,581	33,075	(2,913,576)	2,610	1,816,443
Balances, Shares, at Dec. 31, 2010	568,560,669							568,560,669
Net loss						(570,372)	(44,329)	(614,701)
Other comprehensive income loss (Note 20)					(35,375)		(2,081)	(37,456)
Comprehensive loss								(652,157)
Shares issued for:
Exercise of stock options, Value	36,961			(15,071)				21,890
Exercise of stock options, Shares	2,594,270							2,675,335
Rights Offering, value, (Note 19(c)), net of issue costs of $27,311	2,346,277			5,711				2,351,988
Rights Offering, shares, (Note 19(c)), net of issue costs of $27,311	84,867,671
Exercise of share purchase warrants, Value (Note 19 (b)), net of issue costs	512,347	(11,832)						500,515
Exercise of share purchase warrants, Shares (Note 19 (b)), net of issue costs	55,122,253
Exercise of subscription right, value, (Note 19 (b))	535,908							535,908
Exercise of subscription right, shares, (Note 19 (b))	27,896,570
Bonus shares, Value	8,335			(8,215)				120
Bonus shares, Shares	315,777							315,777
Share purchase plan, Value	618							618
Share purchase plan, Shares	25,766							25,766
Other increase in noncontrolling interests (Note 21)							60,785	60,785
Dilution gains				61				61
Stock-based compensation				103,654				103,654
Balances, Value, at Dec. 31, 2011	$ 6,819,367			$ 1,389,721	$ (2,300)	$ (3,483,948)	$ 16,985	$ 4,739,825
Balances, Shares, at Dec. 31, 2011	739,382,976							739,382,976

Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Equity [Abstract]
Private placement, issue costs		$ 167
Rights Offering, issue costs	27,311
Exercise of share purchase warrants, issue costs	$ 1,065	$ 9,730

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Cash used in operating activities (Note 22)	$ (371,721)	$ (294,276)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations		6,442
Purchase of short-term investments	(20,657)	(80,844)
Purchase of long-term investments	(27,084)	(53,109)
Purchase of other long-term investments	(160,000)	(94,999)
Proceeds from redemption of short-term investments	118,950	15,000
Proceeds from sale of long-term investments	14,000	3,900
Dividends received from long-term investments	31,199
Proceeds from redemption of other long-term investments	45,230	30,254
Proceeds from redemption of note receivable	102,995
Expenditures on property, plant and equipment	(2,628,086)	(675,198)
Proceeds from sale of property, plant and equipment	1,285
Increase in environmental bonds	(1,842)	(18,889)
(Expenditures on) proceeds from other assets	(19,207)	1,027
Cash used in investing activities	(2,543,217)	(866,416)
FINANCING ACTIVITIES
Issue of share capital	2,212,145	785,203
Proceeds from interim funding facility (Note 16)	400,655
Repayment of credit facilities	(8,672)	(3,244)
Noncontrolling interests' reduction of investment in subsidiaries	(33,053)	(10,387)
Noncontrolling interests' investment in subsidiaries	89,893	655,417
Cash provided by financing activities	2,660,968	1,426,989
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(12,007)	31,911
NET CASH (OUTFLOW) INFLOW	(265,977)	298,208
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,264,031	965,823
CASH AND CASH EQUIVALENTS, END OF YEAR	998,054	1,264,031
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	557,105	790,202
Short-term money market instruments	440,949	473,829
Cash and cash equivalents	$ 998,054	$ 1,264,031

Nature Of Operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature Of Operations
1.	NATURE OF OPERATIONS

Ivanhoe Mines Ltd. (the "Company"), together with its subsidiaries (collectively referred to as "Ivanhoe Mines"), is an international mineral exploration, development and production company holding interests in and conducting operations on mineral resource properties principally located in Central Asia and Australia.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The significant accounting policies used in these consolidated financial statements are as follows:

(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest's share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest, to determine if they are variable interest entities ("VIEs"). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE's economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE's economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE's economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company's policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at December 31, 2011	Method
Ivanhoe Australia Limited (i)	59.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.8%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method
(i)

The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

(ii)

The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)

Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)

The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and composition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the estimated future operating results and net cash flows from property, plant and equipment, depreciation and depletion, stock-based compensation, beneficial conversion feature, estimated fair value of share purchase warrants, estimated fair value of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. Depending on the terms of the sales contract, this occurs when saleable product is either loaded onto a train or truck, unloaded at the final destination, or made available for loading at a bonded stockyard on a bill-and-hold basis.

(e)	Cash and cash equivalents

Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.

(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2011 of less than one year.

(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

(h)	Long-term investments

Long-term investments in companies in which Ivanhoe Mines has voting interests between 20% and 50%, or where Ivanhoe Mines has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Ivanhoe Mines' share of the investees' earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either "available-for-sale" or "held-for-trading". Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either "available-for-sale" or "held-for-trading".

(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Ivanhoe Mines reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

(k)	Stripping costs

Stripping costs incurred during the production phase of a mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred.

(l)	Asset retirement obligations

Ivanhoe Mines recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

(m)	Stock-based compensation

The Company has an Employees' and Directors' Equity Incentive Plan which is disclosed in Note 19. The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying statutory tax rates applicable to future years to differences between the financial statement's carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effect of potentially dilutive stock options and share purchase warrants were antidilutive in the years ending December 31, 2011 and 2010.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2011	2010
Options	23,449,062	16,712,070
Share purchase warrants	—	47,962,941

Total potentially dilutive shares	23,449,062	64,675,011

In February 2011, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 19 (c)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the year ended December 31, 2010 has been multiplied by a factor of 1.06.

(p)	Segmented reporting

The Company has three operating segments, its development division located in Mongolia, its coal division located in Mongolia, and its exploration division with projects located primarily in Australia and Mongolia.

(q)	Accounting changes

•

In January 2010, the ASC guidance for fair value measurements and disclosures was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements and enhanced detail in the level 3 reconciliation. The updated guidance clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques to be used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, except for the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

•

In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance requiring a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The updated guidance was effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

(r)	Recent accounting pronouncements

•

In May 2011, the ASC guidance for fair value measurement and disclosure was updated to clarify the Financial Accounting Standards Board's intent on current guidance, modify and change certain guidance and principles, and expand disclosures concerning Level 3 fair value measurements in the fair value hierarchy (including quantitative information about significant unobservable inputs within Level 3 of the fair value hierarchy). In addition, the updated guidance requires disclosure of the fair value hierarchy for assets and liabilities not measured at fair value in the statement of financial position, but whose fair value is required to be disclosed. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a material impact on its financial position or results of operations.

•

In June 2011, the ASC guidance on presentation of comprehensive income was updated to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The updated guidance requires an entity to present the components of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity, but does not change the items that must be reported in other comprehensive income. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012, except for changes as they relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The Company is in the process of assessing which presentation choice it will adopt.

Exploration Expenses	12 Months Ended
Dec. 31, 2011
Exploration Expenses [Abstract]
Exploration Expenses
3.	EXPLORATION EXPENSES

Exploration costs are charged to operations in the period incurred until it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized.

Summary of exploration expenditures by location:

	Years Ended December 31,
	2011	2010
Mongolia
Oyu Tolgoi (1)	$31,816	$83,358
Coal Division	68,242	49,175
Other Mongolia Exploration	6,447	2,007

	106,505	134,540
Australia	166,457	73,844
Indonesia	4,396	4,594
Other	5,230	5,648

	$282,588	$218,626

(1)

Until March 31, 2010, exploration costs charged to operations included development costs associated with the Oyu Tolgoi Project in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
4.	DISCONTINUED OPERATIONS

In February 2005, Ivanhoe Mines sold the Savage River Iron Ore Project in Tasmania, Australia for two initial payments totalling $21.5 million, plus a series of five contingent, annual payments that commenced on March 31, 2006. The annual payments are based on annual iron ore pellet tonnes sold and an escalating price formula based on the prevailing annual Nibrasco/JSM pellet price.

In 2010, Ivanhoe Mines received two payments totalling $6.4 million in relation to the fifth annual contingent payment. The original purchaser of the Savage River Project disputed the estimated $22.1 million remaining balance of the fifth annual contingent payment. In 2010, Ivanhoe Mines initiated arbitration proceedings by filing a Request for Arbitration with the ICC International Court of Arbitration. The arbitration hearing was scheduled to occur in December 2011. In November 2011, the parties reached an out-of-court settlement whereby the original purchaser will pay Ivanhoe Mines a reduced balance of $13.0 million by March 31, 2012. Accordingly, Ivanhoe Mines has reduced the carrying value of the contingent receivable as at December 31, 2011 to $13.0 million. The resulting $9.1 million write-down is recognized as a loss from discontinued operations.

To date, Ivanhoe Mines has received $144.4 million in proceeds from the sale.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents at December 31, 2011 included SouthGobi's balance of $123.6 million (December 31, 2010—$492.0 million) and Ivanhoe Australia's balance of $170.3 million (December 31, 2010—$59.3 million), which were not available for the Company's general corporate purposes.

Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments at December 31, 2011 included SouthGobi's balance of $nil (December 31, 2010—$17.5 million) and Ivanhoe Australia's balance of $nil (December 31, 2010—$80.8 million), which were not available for the Company's general corporate purposes.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
7.	ACCOUNTS RECEIVABLE

	December 31,
	2011	2010
Trade receivables	$64,051	$15,297
Contingent income (Note 4)	13,000	22,105
Insurance proceeds	12,913	—
Refundable taxes	3,314	20,338
Accrued interest	1,084	2,321
Related parties (Note 23)	1,227	2,127
Other	6,871	3,553

	$102,460	$65,741

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
8.	INVENTORIES

	December 31,
	2011	2010
Coal stockpiles	$9,390	$3,637
Ore stockpiles	2,875	—
Materials and supplies	96,218	36,927

	$108,483	$40,564

Long-Term Investments	12 Months Ended
Dec. 31, 2011
Long-Term Investments [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

	December 31,
	2011	2010
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources N.L. (b)	14,975	16,991
Available-for-sale equity securities (c)	68,637	103,431
Held-for-trading equity securities (d)	7,431	10,235
Other equity securities, cost method (e)	16,234	20,534

	$107,277	$151,191

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2011	2010
Amount due from Altynalmas	$123,617	$100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand.

During 2011, Ivanhoe Mines recorded a $23.1 million (2010—$41.9 million) share of loss on this investment.

(b)

During 2010, Ivanhoe Mines acquired 13.5 million shares of Exco Resources N.L. ("Exco") at a cost of $5.3 million (Aud$5.9 million).

During 2011, Ivanhoe Mines recorded a $40.3 million share of income (2010—$0.8 million share of loss) on its investment in Exco.

During December 2011, Ivanhoe Mines received a $31.2 million (Aud$30.1 million) distribution from Exco following the finalization of the sale of a part of Exco's business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

At December 31, 2011, Ivanhoe Mines recorded an other-than-temporary impairment of $8.6 million against its investment in Exco based on an assessment of the fair value of Exco.

At December 31, 2011, the market value of Ivanhoe Mines' 22.3% investment in Exco was $15.0 million (Aud$14.7 million).

(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)

During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

(d)	Held-for-trading equity securities

As at December 31, 2011, the market value of Ivanhoe Mines' 1.5% investment in Kangaroo Resources Limited was $7.4 million, resulting in an unrealized loss of $2.8 million during the year ended December 31, 2011.

(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

Other Long-Term Investments	12 Months Ended
Dec. 31, 2011
Other Long-Term Investments [Abstract]
Other Long-Term Investments
10.	OTHER LONG-TERM INVESTMENTS

	December 31,
	2011	2010
Long-Term Notes (a)	$32,277	$29,763
Treasury Bill (b)	88,348	80,394
Prepayments (b)	136,103	36,486
Convertible Bonds (c)	15,627	—
Money Market investments (d)	44,970	45,173

	$317,325	$191,816

(a)	Long-Term Notes

As at December 31, 2011, the Company held $62.5 million (December 31, 2010—$65.0 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $32.3 million. The decrease from December 2010 in principal of $2.5 million was due to the weakening of the Canadian dollar ($1.2 million) and principal redemptions ($1.3 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings.

There is a significant amount of uncertainty in estimating the amount and timing of cash flows associated with the Long-Term Notes. The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions and other factors that a market participant would consider for such investments.

The Company is aware of a limited number of trades in the Long-Term Notes that occurred prior to December 31, 2011, but does not consider them to be of sufficient volume or value to constitute an active market. Accordingly, the Company has not used these trades to determine the fair value of its notes.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2011 incorporating the following assumptions:

Bankers Acceptance Rate:	1.12%
Discount Rates:	9% to 25%
Maturity Dates:	5.0 years
Expected Return of Principal:
A-1 Notes	100%
A-2 Notes	100%
B Notes	10%
C Notes	0%
IA Notes	0%
TA Notes	100%

Based on the discounted cash flow model as at December 31, 2011, the fair value of the Long-Term Notes was estimated at $32.3 million. As a result of this valuation, the Company recorded an unrealized gain of $3.2 million for the year ended December 31, 2011.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company's investment in the Long-Term Notes, which would impact the Company's results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $1.4 million.

(b)	Treasury Bill and Prepayments

On October 6, 2009, Ivanhoe Mines agreed to purchase three Treasury Bills ("T-Bills") from the Mongolian Government, having an aggregate face value of $287.5 million, for the aggregate sum of $250.0 million. The annual rate of interest on the T-Bills was set at 3.0%. The initial T-Bill, with a face-value of $115.0 million, was purchased by Ivanhoe Mines on October 20, 2009 for $100.0 million and will mature on October 20, 2014.

However, on March 31, 2010 Ivanhoe Mines agreed to an alternative arrangement for the advancement of funds that would not involve the purchase of the remaining two T-Bills. Specifically, rather than purchasing the second and third remaining T-Bills, with face values of $57.5 million and $115.0 million respectively, Ivanhoe Mines agreed to make two tax prepayments. Tax prepayments of $50.0 million and $100.0 million were made on April 7, 2010 and June 7, 2011 respectively.

The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government must repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

The Company has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and the Company's intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

The Company has used a discounted cash flow approach to value the T-Bill and tax prepayments at December 31, 2011 incorporating the following weighted average assumptions:

	T-Bill	Tax Prepayments
Purchased Amount	$100,000,000	$150,000,000
Discount Rate	9.9%	9.9%
Term	2.8 years	1.5 years

Based on the discounted cash flow models as at December 31, 2011, the fair values of the T-Bill and tax prepayments were estimated at $88.3 million and $136.1 million respectively. As a result of these valuations, Ivanhoe Mines recorded an unrealized gain of $5.0 million on the T-Bill and an unrealized loss of $2.3 million on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2011.

(c)	Convertible Bonds

On November 10, 2011, Ivanhoe Mines participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each. Upon and subsequent to Ivanplats completing a qualifying initial public offering, Ivanhoe Mines and Ivanplats shall both have the right to convert the bonds into Ivanplats common shares at a conversion price equal to the qualifying initial public offering price. The bonds bear interest at rates ranging from 8.0% to 25.51% per annum, compounded annually, depending on the timing of certain events, including the timing of a qualifying initial public offering. Upon redemption or conversion, Ivanhoe Mines is also entitled to a bonus payment equal to 11.11% of the sum of the principal and interest then outstanding. The bonds mature on November 10, 2014.

The bonds are inherently complex financial instruments. In order to reduce accounting complexity Ivanhoe Mines has elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period the bonds shall be remeasured at fair value with changes in fair value being recognized in earnings. As at December 31, 2011, the $15.6 million (December 31, 2010—$nil) aggregate fair value of the bonds was determined using an effective interest rate of 30.0%.

(d)	Money Market Investments

As at December 31, 2011, Ivanhoe Mines held $45.0 million of money market investments with remaining maturities in excess of one year.

Note Receivable	12 Months Ended
Dec. 31, 2011
Note Receivable [Abstract]
Note Receivable
11.	NOTE RECEIVABLE

In August 2011, Ivanhoe Mines received $103.0 million as payment for a promissory note from the Monywa Trust.

Ivanhoe Mines transferred the ownership of its former 50% interest in the Monywa Project—that was held through its Monywa subsidiary—to the independent, third-party Monywa Trust in February 2007. In exchange for the interest, the Monywa Trust issued an unsecured, non-interest-bearing promissory note to a subsidiary of the Company. The sole purpose of the Monywa Trust was to sell the shares of the Monywa subsidiary to one or more arm's-length third parties.

Ivanhoe Mines has held no interest in the Monywa Project, and has had no involvement with the administration and operation of the Monywa Project, since February 2007.

After acquiring Ivanhoe Mines' former interest in the Monywa Project, the independent trustee engaged an independent service provider to help the Monywa Trust identify potential buyers. Ivanhoe Mines had no involvement in discussions between the Monywa Trust and its service provider or with potential purchasers or with the ultimate sale of the interest in July 2011.

The receipt of the $103.0 million has been recorded as a gain on settlement of note receivable as the note receivable had a carrying value of $nil.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

12.	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2011			2010
	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$27,553	$(2,666)	$24,887	$10,647	$(1,428)	$9,219

Other mineral property interests
Oyu Tolgoi, Mongolia (a)	$57,021	$(6,489)	$50,532	$48,120	$(6,316)	$41,804
Ovoot Tolgoi, Mongolia (b)	40,572	(1,913)	38,659	26,831	(766)	26,065
Australia (c)	26,604	(126)	26,478	25,470	(126)	25,344
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$125,449	$(9,772)	$115,677	$101,673	$(8,452)	$93,221

Other capital assets
Oyu Tolgoi, Mongolia (a)	$41,252	$(20,441)	$20,811	$24,203	$(14,471)	$9,732
Ovoot Tolgoi, Mongolia (b)	347,135	(46,927)	300,208	228,241	(24,154)	204,087
Australia (c)	43,730	(3,958)	39,772	46,785	(2,723)	44,062
Other exploration projects	4,562	(3,851)	711	3,351	(2,573)	778

	$436,679	$(75,177)	$361,502	$302,580	$(43,921)	$258,659

Capital works in progress
Oyu Tolgoi, Mongolia (a) (d)	$3,753,857	$—	$3,753,857	$953,581	$—	$953,581
Ovoot Tolgoi, Mongolia (b)	82,760	—	82,760	16,364	—	16,364
Australia (c)	24,818	—	24,818	1,604	—	1,604

	$3,861,435	$—	$3,861,435	$971,549	$—	$971,549

	$4,451,116	$(87,615)	$4,363,501	$1,386,449	$(53,801)	$1,332,648

(a)

Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3).

Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.

(d)

In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million). Ivanhoe Mines used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 22 (b)).

Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.

Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
13.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2011	2010

Accounts payable	$115,561	$68,646
Accrued construction costs	535,924	183,030
Payroll and other employee related payables	1,530	126
Amounts payable to related parties (Note 23)	28,170	8,726

	$681,185	$260,528

Amounts Due Under Credit Facilities	12 Months Ended
Dec. 31, 2011
Amounts Due Under Credit Facilities [Abstract]
Amounts Due Under Credit Facilities
14.	AMOUNTS DUE UNDER CREDIT FACILITIES

	December 31,
	2011	2010
Current
Non-revolving bank loans (a)	$5,719	$14,615
Two-year extendible loan facility (b)	39,165	—

	$44,884	$14,615

Non-Current
Two-year extendible loan facility (b)	$—	$40,080

(a)	In October 2007, Ivanhoe Mines obtained non-revolving bank loans which are due on demand and secured against certain securities and other investments.

(b)

In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.

Convertible Credit Facilities	12 Months Ended
Dec. 31, 2011
Convertible Credit Facilities [Abstract]
Convertible Credit Facilities
15.	CONVERTIBLE CREDIT FACILITIES

(a)	China Investment Corporation

	December 31,
	2011	2010
Principal amount of convertible debenture	$500,000	$500,000
(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	127	69
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,465	93,407
Embedded derivative liability	48,388	154,877

Convertible credit facility	141,853	248,284
Accrued interest	6,301	6,312
Transaction costs allocated to deferred charges	(2,799)	(2,800)

Net carrying amount of convertible debenture	$145,355	$251,796

On November 19, 2009, SouthGobi issued a convertible debenture to a wholly owned subsidiary of China Investment Corporation ("CIC") for $500.0 million. The convertible debenture is secured, bears interest at 8.0% (6.4% payable semi-annually in cash and 1.6% payable annually in shares of SouthGobi) and has a term of 30 years. The financing primarily will support an accelerated investment program in Mongolia and up to $120.0 million of the financing may also be used for working capital, repayment of debt due on funding, general and administrative expense and other general corporate purposes.

Pursuant to the convertible debentures' terms, SouthGobi had the right to call for the conversion of up to $250.0 million of the convertible debenture upon SouthGobi achieving a public float of 25.0% of its common shares under certain agreed circumstances. On March 29, 2010, SouthGobi exercised this right and completed the conversion of $250.0 million of the convertible debenture into 21.5 million shares at a conversion price of $11.64 (Cdn$11.88). Also on March 29, 2010, SouthGobi settled the $1.4 million accrued interest payable in shares on the $250.0 million converted by issuing 0.1 million shares at the 50-day VWAP conversion price of $15.97 (Cdn$16.29). On April 1, 2010, SouthGobi settled the outstanding accrued interest payable in cash on the $250.0 million converted with a cash payment of $5.7 million.

As at March 29, 2010, the fair value of the embedded derivative liability associated with the $250.0 million converted was $102.8 million, a decrease of $9.4 million compared to its fair value at December 31, 2009. The $347.6 million fair value of the SouthGobi shares issued upon conversion exceeded the $193.3 million aggregate carrying value of the debt host contract, embedded derivative liability and deferred charges. The difference of $154.3 million was recorded as a loss on conversion of the convertible debenture.

CIC has the right to convert the debenture, in whole or in part, into common shares of SouthGobi from November 19, 2010 onwards. After November 19, 2014, SouthGobi is entitled to convert the debenture, in whole or in part, into its common shares at the conversion price if the conversion price is at least Cdn$10.66. The conversion price is the lower of Cdn$11.88 or the 50-day volume-weighted average price at the date of conversion, subject to a floor price of Cdn$8.88 per share.

As at December 31, 2011, the fair value of the embedded derivative liability associated with the remaining $250.0 million principal outstanding was determined to be $48.4 million (December 31, 2010—$154.9 million).

During 2011, Ivanhoe Mines capitalized $10.8 million (2010 – $0.8 million) of interest expense and $0.1 million (2010—$nil) of accretion expense incurred on the convertible credit facility.

The embedded derivative liability was valued using a Monte Carlo simulation valuation model. A Monte Carlo simulation model is a valuation model that relies on random sampling and is often used when modeling systems with a large number of inputs and where there is significant uncertainty in the future value of inputs and where the movement in the inputs can be independent of each other. Some of the key inputs used by the Monte Carlo simulation include: floor and ceiling conversion prices, risk-free rate of return, expected volatility of SouthGobi's share price, forward Cdn$ exchange rate curves and spot Cdn$ exchange rates.

Assumptions used in the Monte Carlo valuation model are as follows:

	December 31,
	2011	2010
Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	71%	73%
Risk-free rate of return	2.41%	3.48%
Spot Cdn$ exchange rate	0.98	1.01
Forward Cdn$ exchange rate curve	0.96– 1.01	0.97 – 1.14

(b)	Rio Tinto

	December 31,
	2011	2010
Principal amount of convertible credit facility	$—	$350,000
Accrued paid-in-kind interest	—	50,832

	—	400,832
(Deduct) add:
Beneficial conversion feature	—	(36,314)
Share purchase warrants	—	(9,403)
Accretion of discount	—	45,717

	—	400,832
Credited to share capital upon conversion	—	(400,832)

	$—	$—

In September 2007, Rio Tinto provided the Company with a $350.0 million convertible credit facility to finance ongoing mine development activities at the Oyu Tolgoi Project. In 2007, the Company made an initial draw against the credit facility of $150.0 million and further draws totalling $200.0 million were made in 2008.

Amounts advanced under the credit facility bore interest at a rate per annum equal to the three-month LIBOR plus 3.3%, and matured on September 12, 2010. In September 2010, the Company issued 40.1 million common shares to Rio Tinto upon the automatic conversion of the maturing convertible credit facility. The $350.0 million outstanding principal and $50.8 million accrued interest were converted at a price of $10.00 per common share.

On the date of conversion, the $437.1 million aggregate carrying amount of the convertible credit facility liability ($400.8 million) and associated beneficial conversion feature ($36.3 million) was credited to share capital to reflect the common shares issued.

As part of the credit facility transaction, Rio Tinto also received Series C warrants exercisable to purchase up to 35.0 million common shares of the Company at a price of $10.00 per share for a period of five years. Upon the closing of the rights offering (Note 19 (c)), the outstanding Series C warrants were adjusted. Specifically, the number of Series C warrants outstanding was increased to 40.2 million and the exercise price reduced to $9.43. During 2011, Rio Tinto exercised all of the Series C warrants (Note 19 (b)).

During 2011, Ivanhoe Mines capitalized $nil (2010—$2.7 million) of interest expense and $nil (2010—$6.2 million) of accretion expense incurred on the convertible credit facility.

Interim Funding Facility	12 Months Ended
Dec. 31, 2011
Interim Funding Facility [Abstract]
Interim Funding Facility
16.	INTERIM FUNDING FACILITY

In December 2010, Rio Tinto committed to provide the Company with an initial, non-revolving interim funding facility of $1.8 billion to assist in sustaining Oyu Tolgoi Project development activities. The interim funding facility is on arm's-length terms, with funds to be advanced to the Oyu Tolgoi Project on a month-to-month basis, if and when required. The interim funding facility matures on December 31, 2013, subject to certain early mandatory prepayment terms.

In November 2011, the Company made its first draw on the interim funding facility. As at December 31, 2011, a total of $400.7 million had been drawn down on the interim funding facility.

Amounts advanced to the Company under the interim funding facility bear interest at the weighted average rate of return earned by the Company on the aggregate interim funding facility proceeds advanced to Oyu Tolgoi. During 2011, the interim funding facility's effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%. During 2011, interest expense of $0.9 million (2010 - $nil) was incurred on the interim funding facility.

As part of the interim funding facility, the Company paid a front end fee of $18.0 million and is subject to a commitment fee of 0.4% annually, payable on a semi-annual basis in arrears on the daily average of the undrawn amount under the interim funding facility. During 2011, commitment fees of $7.7 million (2010 - $nil) were incurred on the interim funding facility.

During 2011, the front end fee, interest expense and commitment fees were all capitalized as Oyu Tolgoi Project development costs.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
17.	INCOME TAXES

As referred to in Note 2(b), Ivanhoe Mines must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Ivanhoe Mines' operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Ivanhoe Mines' financial position and results of operations.

Ivanhoe Mines' recovery for income and capital taxes for continuing operations consists of the following:

	Years Ended December 31,
	2011	2010
Deferred income taxes	$(9,268)	$(15,124)
Capital taxes	8,618	2,006

	$(650)	$(13,118)

Deferred income tax assets and liabilities for continuing operations at December 31, 2011 and 2010 arise from the following:

	December 31,
	2011	2010
Deferred income tax assets
Long-term investments	$49,893	$60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524

	568,998	482,703
Valuation allowance	(535,936)	(465,814)

Net deferred income tax assets	33,062	16,889

Deferred income tax liabilities
Property, plant and equipment	15,282	11,123

	15,282	11,123

Deferred income tax assets (liabilities), net	$17,780	$5,766

A reconciliation of the provision for income and capital taxes for continuing operations is as follows:

	Years Ended December 31,
	2011	2010
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$160,656	$84,968
Deduct
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142

Recovery for income and capital taxes	$650	$13,118

At December 31, 2011, Ivanhoe Mines had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$292,149	$286,056	2012 to 2031
Australia	Australian	$326,516	$333,341	(a)
Mongolia	Mongolian Tugrik	154,192,870	$110,612	2012 to 2019
Indonesia	Indonesian Rupiah	128,028,408	$14,117	2012 to 2016
Hong Kong	Hong Kong	$66,329	$8,539	(b)
Capital losses:
Canada	Canadian	$93,092	$91,151	(c)

(i) Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.

(b)	These losses are carried forward indefinitely.

(c)	These losses are carried forward indefinitely for utilization against future net realized capital gains.

Ivanhoe Mines also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Ivanhoe Mines had no unrecognized tax benefits as of December 31, 2011 and 2010. Under current conditions and expectations, management does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company's financial statements.

During 2011 and 2010, Ivanhoe Mines did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

Ivanhoe Mines is subject to taxes in Canada, Mongolia, Australia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2011 are as follows:

Canada	2004 to 2011
Mongolia	2006 to 2011
Australia	2007 to 2011

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations
18.	ASSET RETIREMENT OBLIGATIONS

	SouthGobi	Ivanhoe Australia (a)	Oyu Tolgoi	Total
Balance, December 31, 2009	$896	$3,339	$1,201	$5,436

Changes in estimates	1,629	—	4,328	5,957
Unrealized foreign exchange	—	2,049	—	2,049
Accretion expense	110	—	89	199
Acquisition of Osborne (Note 12 (c))	—	27,197	—	27,197

Balance, December 31, 2010	$2,635	$32,585	$5,618	$40,838

Changes in estimates	2,863	(7,738)	8,901	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	280	—	414	694

Balance, December 31, 2011	$5,778	$24,842	$14,933	$45,553

The total undiscounted amount of estimated cash flows required to settle the obligations is $150.7 million (December 31, 2010—$90.6 million), which has been discounted using credit adjusted risk free rates ranging from 5.6% to 10.8%. The majority of reclamation obligations are not expected to be paid for several years and will be funded from Ivanhoe Mines' cash balances and environmental bonds restricted for the purpose of settling asset retirement obligations.

(a)

As at December 31, 2011, other assets included $23.8 million (December 31, 2010—$22.6 million) held in restricted deposits that are legally restricted for the purpose of settling asset retirement obligations.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
19.	SHARE CAPITAL

(a)	Equity Incentive Plan

The Company has an Employees' and Directors' Equity Incentive Plan (the "Equity Incentive Plan"), which includes three components: (i) a Share Option Plan; (ii) a Share Bonus Plan; and (iii) a Share Purchase Plan.

(i)

The Share Option Plan authorizes the Board of Directors of the Company to grant options to directors and employees of Ivanhoe Mines to acquire Common Shares of the Company at a price based on the weighted average trading price of the Common Shares for the five days preceding the date of the grant. Options vest over four years and have seven year contractual terms unless otherwise determined from time to time by the Board of Directors, on the recommendation of the Compensation and Benefits Committee. The Share Option Plan also provides that these options may, upon approval of the Board of Directors, be converted into stock appreciation rights.

(ii)	The Share Bonus Plan permits the Board of Directors of the Company to authorize the issuance, from time to time, of Common Shares of the Company to employees of the Company and its affiliates.

(iii)

The Share Purchase Plan entitles each eligible employee of Ivanhoe Mines to contribute up to seven percent of each employee's annual basic salary in semi-monthly instalments. At the end of each calendar quarter, each employee participating in the Share Purchase Plan is issued Common Shares of the Company equal to 1.5 times the aggregate amount contributed by the participant, based on the weighted average trading price of the Common Shares during the preceding three months.

The Company is authorized to issue a maximum of 6.5% of the issued and outstanding Common Shares (December 31, 2011 – 48,059,893) pursuant to the Equity Incentive Plan. At December 31, 2011, an aggregate of 24,610,831 Common Shares were available for future grants of awards under the plan.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of the Company's stock. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the recorded stock-based compensation expense could have been materially different from that reported.

The weighted average grant-date fair value of stock options granted during 2011 and 2010 was Cdn$13.47 and Cdn$9.08, respectively. The fair value of these options was determined using a Black-Scholes option pricing model, using the following weighted average assumptions:

	2011		2010
Risk-free interest rate		1.66%		2.42%
Expected life		3.0 years		3.6 years
Expected volatility		65%		77%
Expected dividends	$	Nil	$	Nil

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2011 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2009	6,495,821	21,158,270	$8.84
Increase in amount authorized	16,560,424	—	—
Options granted	(1,337,500)	1,337,500	15.70
Options exercised	—	(5,639,650)	8.63
Options cancelled	144,050	(144,050)	8.99
Bonus shares	(1,581,578)	—	—
Shares issued under share purchase plan	(36,844)	—	—

Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83

At December 31, 2011, the U.S. dollar equivalent of the weighted average exercise price was $13.54 (December 31, 2010—$9.47).

The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was $44.4 million and $71.7 million, respectively.

As at December 31, 2011, options vested and expected to vest totalled 23,449,062 (December 31, 2010—16,712,070) and had an aggregate intrinsic value of $137.2 million (December 31, 2010—$226.9 million).

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)
$2.82 to $7.03	2,172,092	3.95	$3.16	1,021,214	$2.93
$7.04 to $8.20	4,944,020	3.86	8.10	3,674,363	8.07
$8.21 to $8.96	2,179,182	2.56	8.47	1,091,101	8.44
$8.97 to $12.62	2,379,788	1.30	9.83	1,980,418	9.74
$12.63 to $17.70	4,553,823	4.51	14.20	2,088,206	14.23
$17.71 to $27.83	7,220,157	5.36	23.66	143,657	20.55

	23,449,062	4.08	$13.83	9,998,959	$9.38

As at December 31, 2011 there was $95.8 million of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.3 years.

As at December 31, 2011 the aggregate intrinsic value for fully vested stock options was $86.9 million (December 31, 2010—$91.6 million).

Stock-based compensation charged to operations was allocated between exploration expenses and general and administrative expenses as follows:

	Year Ended December 31,
	2011	2010
Exploration (i)	$34,473	$33,019
General and administrative	36,577	31,936

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Stock-based compensation charged to operations was incurred by Ivanhoe Mines as follows:

	Year Ended December 31,
	2011	2010
Ivanhoe Mines Ltd. (i)	$44,256	$42,855
SouthGobi Resources Ltd.	13,751	12,062
Ivanhoe Australia Ltd.	13,043	10,038

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

(b)	Rio Tinto Placements

In 2006, the Company and Rio Tinto formed a strategic partnership and entered into a private placement agreement whereby Rio Tinto would invest in Ivanhoe Mines. Since 2006 the parties have entered into a series of agreements pursuant to which Rio Tinto has provided equity and debt financing to Ivanhoe Mines. As a result of these transactions, Rio Tinto holds a significant investment interest in Ivanhoe Mines. These transactions are set out below:

(Stated in thousands of U.S. dollars, except for share amounts)

Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement—Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement—Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000

Balance at December 31, 2010		219,251,843	$2,029,081
Rights Offering	February 2011	34,387,776	477,302
Exercise of remaining Series B Warrants (2)	June 2011	14,070,182	119,737
Exercise of Anti Dilution Warrants (2)	June 2011	827,706	2,527
Exercise of Series C Warrants (2)	June 2011	40,224,365	379,316
Exercise of Subscription Right (3)	August 2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.

(3)

In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.

As at December 31, 2011, Rio Tinto's equity ownership in the Company was 48.9% (December 31, 2010—40.3%). On January 24, 2012, Rio Tinto increased its equity ownership in the Company to 51.0%.

(c)	Rights Offering

In December 2010, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at December 31, 2010 received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares of the Company at $13.88 per share or Cdn$13.93 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on January 26, 2011.

Upon the closing of the rights offering, the Company issued a total of 84,867,671 common shares for gross proceeds of $1.18 billion. Expenses and fees relating to the rights offering totalled approximately $27.3 million.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $13.88 or Cdn$13.93 subscription price. Furthermore, the Cdn$13.93 subscription price was not denominated in the Company's U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company's shareholders was accounted for as a derivative financial liability measured at fair value.

On December 23, 2010, rights to be issued under the rights offering began trading on a "when issued" basis. On this date, the Company recognized a derivative financial liability of $901.9 million associated with the Company's legal obligation to carry out the rights offering. Deficit was adjusted by a corresponding amount. Each reporting period the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2011, Ivanhoe Mines recognized a derivative loss of $432.5 million (2010—$135.7 million derivative gain).

The derivative financial liability was settled as rights were exercised or expired unexercised. A total of $1.19 billion was reclassified from the derivative financial liability to share capital, representing the fair value of rights exercised. At expiry, a total of $5.7 million was reclassified from the derivative financial liability to additional paid-in capital, representing the fair value of rights which expired unexercised.

The fair value of the derivative financial liability was determined by reference to published market quotations for the rights.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME

	December 31,
	2011	2010
Accumulated other comprehensive income (loss) at beginning of year:
Long-term investments, net of tax of $6,224, $1,896	$53,239	$17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests	(6,023)	1,122

	$33,075	$(14,578)

Other comprehensive (loss) income for the year:
Changes in fair value of long-term investments	$(42,203)	$39,801
Changes in fair value of other long-term investments	2,738	(9,732)
Currency translation adjustments	(1,368)	29,054
Noncontrolling interests (Note 21)	2,081	(7,145)
Less: reclassification adjustments for (gains) losses recorded in earnings:
Investments:
Other than temporary impairment charges	—	3

Other comprehensive (loss) income, before tax	(38,752)	51,981
Income tax recovery (expense)	3,377	(4,328)

Other comprehensive (loss) income, net of tax	$(35,375)	$47,653

Accumulated other comprehensive (loss) income at end of year:
Long-term investments, net of tax of $2,847, $6,224	$14,413	$53,239
Other long-term investments, net of tax of $nil, $nil	(34,442)	(37,180)
Currency translation adjustment, net of tax of $nil, $nil	21,671	23,039
Noncontrolling interests	(3,942)	(6,023)

	$(2,300)	$33,075

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests
21.	NONCONTROLLING INTERESTS

At December 31, 2011 there were noncontrolling interests in SouthGobi, Ivanhoe Australia and Oyu Tolgoi:

	Noncontrolling Interests
	SouthGobi	Ivanhoe Australia	Oyu Tolgoi (a)	Total
Balance, December 31, 2009	$2,478	$(1,526)	$—	$952

Noncontrolling interests' share of loss	(33,193)	(17,056)	(16,703)	(66,952)
Noncontrolling interests' share of other comprehensive income	11,868	7,918	1,382	21,168
Changes in noncontrolling interests arising from changes in ownership interests	305,766	79,756	(338,080)	47,442

Balance, December 31, 2010	$286,919	$69,092	$(353,401)	$2,610

Noncontrolling interests' share of income (loss)	16,411	(45,610)	(15,130)	(44,329)
Noncontrolling interests' share of other comprehensive (loss) income	(4,764)	1,751	932	(2,081)
Common share investments funded on behalf of noncontrolling interest (b)	—	—	110,128	110,128
Changes in noncontrolling interests arising from changes in ownership interests	(14,850)	75,635	(110,128)	(49,343)

Balance, December 31, 2011	$283,716	$100,868	$(367,599)	$16,985

(a)

The Oyu Tolgoi Shareholders' Agreement, which was signed and approved on October 6, 2009, established the basis upon which the Mongolian Government would, in accordance with Mongolian law, through its wholly-state-owned company, Erdenes MGL LLC ("Erdenes"), obtain and hold an initial 34% equity interest in Oyu Tolgoi and provides for the respective rights and obligations of the shareholders of Oyu Tolgoi. On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi upon the receipt of fully registered shares of Oyu Tolgoi. In accordance with the ASC guidance for consolidation accounting, the Company continued to consolidate its remaining 66% interest in Oyu Tolgoi. No value was assigned to the consideration received by the Company as the fair value of neither the consideration received nor the asset relinquished was determinable within reasonable limits. Accordingly, on May 31, 2010, the Company recognized a deficit noncontrolling interest balance of $338.1 million associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit. Accumulated other comprehensive income and additional paid-in capital were adjusted by $14.0 million and $324.1 million, respectively.

(b)

During 2011, a subsidiary of the Company funded common share investments in Oyu Tolgoi on behalf of Erdenes. In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to a subsidiary of the Company via a pledge over Erdenes' share of future Oyu Tolgoi dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to a subsidiary of the Company. Common share investments in Oyu Tolgoi funded by a subsidiary of the Company on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2011, the cumulative amounts of such funding and associated unrecognized interest were $110.1 million (December 31, 2010—$nil) and $1.0 million (December 31, 2010—$nil) respectively.

Cash Flow Information	12 Months Ended
Dec. 31, 2011
Cash Flow Information [Abstract]
Cash Flow Information
22.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2011	2010
Net loss	$(614,701)	$(278,431)
Loss (income) from discontinued operations	9,105	(6,585)
Items not involving use of cash
Stock-based compensation	67,248	37,203
Accretion expense	754	11,908
General and administrative expenses	—	6,525
Depreciation	30,583	15,402
Accrued interest income	(9,124)	(10,600)
Interest expense	—	9,664
Unrealized losses (gains) on long-term investments	2,804	(360)
Unrealized gains on other long-term investments	(3,573)	(4,508)
Realized gain on redemption of other long-term investments	(123)	(151)
Change in fair value of derivative	432,536	(135,680)
Change in fair value of embedded derivatives	(106,489)	(100,637)
Loss on conversion of convertible debenture	—	154,316
Unrealized foreign exchange losses (gains)	13,589	(9,498)
Share of (income) loss of significantly influenced investees	(17,208)	42,718
Write-down of current assets	23,224	14,729
Write-down of carrying values of property, plant and equipment	16,605	2,338
Gain on sale of long-term investments	(10,628)	—
Gain on settlement of note receivable	(102,995)	—
Write-down of carrying value of long-term investments	9,550	485
Deferred income taxes	(9,268)	(15,124)
Bonus shares	3,802	27,752
Net change in non-cash operating working capital items:
Increase in:
Accounts receivable	(47,210)	(20,999)
Inventories	(89,193)	(32,425)
Prepaid expenses	(33,016)	(6,982)
Increase in:
Accounts payable and accrued liabilities	55,688	4,664
Interest payable on long-term debt	6,319	—

Cash used in operating activities	$(371,721)	$(294,276)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2011	2010
Investing activities:
Acquisition of property, plant and equipment (i)	$—	$(195,357)

Financing activities:
Rights offering (Note 19 (c))	1,193,064	—
Interest settlement on convertible debenture (Note 15 (a))	4,011	—
Conversion of convertible credit facility (Note 15 (b))	—	(400,832)
Partial conversion of convertible debenture (Note 15 (a))	—	(349,079)

	$1,197,075	$(945,268)

(i)

In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

(c)	Other supplementary information

	Year Ended December 31,
	2011	2010
Interest paid	$9,147	$23,163

Income taxes paid	$7,991	$400

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

The following tables summarize transactions with related parties which were primarily incurred on a cost-recovery basis with a shareholder of the Company, a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common or a legal firm which an officer of a subsidiary of the Company is a partner of. The tables summarize related party transactions by related party and by type:

	Year Ended December 31,
	2011	2010
Rio Tinto plc (a)	$110,164	$23,836
Global Mining Management Corporation (b)	14,815	13,627
Ivanhoe Capital Aviation LLC (c)	6,866	6,465
Fognani & Faught, PLLC (d)	558	476
Ivanhoe Capital Corporation (e)	330	434
Ivanhoe Capital Services Ltd. (f)	1,103	752

	$133,836	$45,590

	Years Ended December 31,
	2011	2010
Exploration and development	$109,891	$23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	558	476

	$133,836	$45,590

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Accounts receivable and accounts payable at December 31, 2011, included $1.2 million and $28.2 million, respectively (December 31, 2010—$2.1 million and $8.7 million, respectively), which were due from/to a shareholder of the Company, a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common, or a legal firm which an officer of a subsidiary of the Company is a partner of.

(a)

During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 – 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.

(b)

Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(c)

Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.

(d)	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.

(e)

Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.

(f)

Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Ivanplats is a private company 35.5% owned by the Company's Founder and Chief Executive Officer. During 2011, Ivanhoe Mines sold 1.4 million common shares of Ivanplats (Note 9 (e)(i)), which resulted in a gain of $10.6 million. During November 2011, Ivanhoe Mines participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each (Note 10 (c)).

Segment Disclosures	12 Months Ended
Dec. 31, 2011
Segment Disclosures [Abstract]
Segment Disclosures
24.	SEGMENT DISCLOSURES

	Year Ended December 31, 2011
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$179,049
COST OF SALES
Production and delivery	—	—	(121,155)	—	(121,155)
Depreciation and depletion	—	—	(28,153)	—	(28,153)
Write-down of carrying value of inventory	—	—	(18,936)	—	(18,936)

COST OF SALES	—	—	(168,244)	—	(168,244)

EXPENSES
Exploration	(31,816)	(182,530)	(68,242)	—	(282,588)
General and administrative	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,800)	(322)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	(694)
Write-down of current assets	—	—	(4,288)	—	(4,288)
Write-down of carrying values of property, plant and equipment	—	—	(16,605)	—	(16,605)

TOTAL EXPENSES	(32,403)	(184,330)	(257,981)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(184,330)	(78,932)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,677	1,243	7,591	22,077
Interest expense	—	—	(9,412)	(1,541)	(10,953)
Accretion of convertible credit facilities	—	—	(60)	—	(60)
Foreign exchange (losses) gains	(3,648)	287	790	(14,260)	(16,831)
Unrealized losses on long-term investments	—	—	(2,804)	—	(2,804)
Unrealized (losses) gains on other long-term investments	—	—	(278)	3,851	3,573
Realized gain on redemption of other long-term investments	—	—	—	123	123
Change in fair value of derivative	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	106,489
Loss on conversion of convertible credit facility	—	—	—	—	—
Write-down of carrying value of long-term investments	—	(8,622)	—	(928)	(9,550)
Gain on sale of long-term investment	—	—	—	10,628	10,628
Gain on settlement of note receivable	—	—	—	102,995	102,995

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(184,988)	17,036	(425,017)	(623,454)
(Provision) recovery for income taxes	(536)	213	7,195	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(144,496)	24,231	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(144,496)	24,231	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(15,891)	$(98,886)	$7,820	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$26,481	$218,108	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$338,695	$887,914	$525,854	$6,136,828

During the year ended December 31, 2011, all of the coal division's revenue arose from coal sales in Mongolia. Revenues from the three largest customers were $82.4 million, $39.4 million and $35.8 million, respectively.

	Year Ended December 31, 2010
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$79,777	$—	$79,777
COST OF SALES
Production and delivery	—	—	(66,738)	—	(66,738)
Depreciation and depletion	—	—	(13,306)	—	(13,306)
Write-down of carrying value of inventory	—	—	(14,729)	—	(14,729)

COST OF SALES	—	—	(94,773)	—	(94,773)

EXPENSES
Exploration	(83,358)	(86,093)	(49,175)	—	(218,626)
General and administrative	—	—	—	(84,427)	(84,427)
Depreciation	(645)	(1,226)	(79)	(146)	(2,096)
Accretion of asset retirement obligations	(89)	—	(110)	—	(199)
Write-down of current assets	—	—	—	—	—
Write-down of carrying values of property, plant and equipment	—	—	(2,338)	—	(2,338)

TOTAL EXPENSES	(84,092)	(87,319)	(146,475)	(84,573)	(402,459)

OPERATING LOSS	(84,092)	(87,319)	(66,698)	(84,573)	(322,682)

OTHER INCOME (EXPENSES)
Interest income	3,731	3,928	2,441	6,467	16,567
Interest expense	—	—	(24,125)	(8,702)	(32,827)
Accretion of convertible credit facilities	—	—	(59)	(11,650)	(11,709)
Foreign exchange gains	995	606	1,611	5,488	8,700
Unrealized gains on long-term investments	—	—	360	—	360
Unrealized gains on other long-term investments	—	—	510	3,998	4,508
Realized gain on redemption of other long-term investments	—	—	—	151	151
Change in fair value of derivative	—	—	—	135,680	135,680
Change in fair value of embedded derivatives	—	—	100,637	—	100,637
Loss on conversion of convertible credit facility	—	—	(154,316)	—	(154,316)
Write-down of carrying value of long-term investments	—	—	—	(485)	(485)
Gain on sale of long-term investment	—	—	—	—	—
Gain on settlement of note receivable	—	—	—	—	—

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(79,366)	(82,785)	(139,639)	46,374	(255,416)
Recovery (provision) for income taxes	89	(1,157)	11,919	2,267	13,118
Share of loss of significantly influenced investees	—	(846)	—	(41,872)	(42,718)

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(79,277)	(84,788)	(127,720)	6,769	(285,016)
INCOME FROM DISCONTINUED OPERATIONS	—	—	—	6,585	6,585

NET (LOSS) INCOME	(79,277)	(84,788)	(127,720)	13,354	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	16,703	17,056	33,193	—	66,952

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(62,574)	$(67,732)	$(94,527)	$13,354	$(211,479)

CAPITAL EXPENDITURES	$479,575	$19,965	$175,566	$92	$675,198

TOTAL ASSETS	$1,404,329	$318,611	$960,204	$535,330	$3,218,474

During the year ended December 31, 2010, all of the coal division's revenue arose from coal sales in Mongolia. Revenues for the two largest customers were $45.5 million and $31.9 million, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Ivanhoe Mines has, in the normal course of its business, entered into various long-term contracts, which include commitments for future operating payments under contracts for drilling, engineering, equipment rentals and other arrangements as follows:

2012	664,304
2013	4,419
2014	382
2015	382
2016 onwards	64

669,551

Due to the size, complexity and nature of the Company's operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated. In the opinion of management, these matters will not have a material effect on the consolidated financial statements of the Company.

Fair Value Accounting	12 Months Ended
Dec. 31, 2011
Fair Value Accounting [Abstract]
Fair Value Accounting
26.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Rights offering derivative liability	$—	$—	$—	$—
Embedded derivative liability	48,388	—	48,388	—

	$48,388	$—	$48,388	$—

	Fair Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$98,373	$98,373	$—	$—
Long-term investments	113,666	113,458	208	—
Other long-term investments	191,816	45,173	—	146,643

	$403,855	$257,004	$208	$146,643

Liabilities:
Rights offering derivative liability	$766,238	$766,238	$—	$—
Embedded derivative liability	154,877	—	154,877	—

	$921,115	$766,238	$154,877	$—

The Company's short-term and long-term investments are classified within level 1 and 2 of the fair value hierarchy as they are valued using quoted market prices of certain investments, as well as quoted prices for similar investments.

The Company's other long-term investments are classified within level 1 and 3 of the fair value hierarchy and consist of Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments.

The Company's rights offering derivative liability is classified within level 1 of the fair value hierarchy as it is valued using quoted market prices for the rights.

The Company's embedded derivative liability, included within the convertible credit facility (Note 15 (a)), is classified within level 2 of the fair value hierarchy as it is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets for the year ended December 31, 2011 and 2010.

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2009	$24,689	$73,152	$—	$—	$97,841

Additions	—	—	50,000	—	50,000
Accrued interest	—	2,818	645	—	3,463
Foreign exchange gains	1,180	—	—	—	1,180
Fair value redeemed	(104)	—	—	—	(104)
Unrealized gains (losses) included in other comprehensive income	—	4,424	(14,159)	—	(9,735)
Unrealized gains included in earnings	3,998	—	—	—	3,998

Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures Regarding Financial Instruments [Abstract]
Disclosures Regarding Financial Instruments
27.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS

(a)	The estimated fair value of Ivanhoe Mines' financial instruments was as follows:

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$998,054	$998,054	$1,264,031	$1,264,031
Short-term investments	—	—	98,373	98,373
Accounts receivable	102,460	102,460	65,741	65,741
Long-term investments	107,277	230,894	151,191	280,181
Other long-term investments	317,325	317,325	191,816	191,816

Accounts payable and accrued liabilities	681,185	681,185	260,528	260,528
Amounts due under credit facilities	44,884	44,884	54,695	54,695
Rights offering derivative liability	—	—	766,238	766,238
Convertible credit facility	148,154	148,154	254,596	254,596
Interim funding facility	405,162	405,162	—	—

The fair value of Ivanhoe Mines' long-term investments was determined by reference to published market quotations, which may not be reflective of future values.

The fair value of Ivanhoe Mines' other long-term investments, consisting of the Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments, was determined by considering the best available data regarding market conditions for such investments, which may not be reflective of future values.

The fair value of the rights offering derivative liability was determined by reference to published market quotations, which may not be reflective of future value.

The fair value of the CIC convertible debenture was estimated to approximate the aggregate carrying amount of the CIC convertible credit facility liability and interest payable. This aggregate carrying amount includes the estimated fair value of the embedded derivative liability which was determined using a Monte Carlo simulation valuation model.

The fair values of Ivanhoe Mines' remaining financial instruments were estimated to approximate their carrying values, due primarily to the immediate or short-term maturity of these financial instruments.

(b)

Ivanhoe Mines is exposed to credit risk with respect to its accounts receivable. The significant concentrations of credit risk are situated in Mongolia and Australia. Ivanhoe Mines does not mitigate the balance of this risk in light of the credit worthiness of its major debtors.

(c)

Ivanhoe Mines is exposed to interest rate risk with respect to the variable rates of interest incurred on the amounts due under credit facilities (Note 14) and the interim funding facility (Note 16). Interest rate risk is concentrated in Canada. Ivanhoe Mines does not mitigate the balance of this risk.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
28.	SUBSEQUENT EVENT

On March 18, 2012, the Ivanhoe Mines Board of Directors approved a conditional financing plan. The financing plan contains the following elements: project finance, bridge finance and equity.

•

The cornerstone of the financing plan continues to be a $4.0 billion project-finance facility, which now is in an advanced stage of discussion with a core lending group comprised of European Bank for Reconstruction and Development, Export Development Canada, International Finance Corporation, BNP Paribas and Standard Chartered Bank. The Company's objective is to sign loan documentation in the third quarter of 2012. Final terms of a third-party project-finance facility for the Oyu Tolgoi Project remain subject to the approval of the Oyu Tolgoi LLC Board of Directors, the Ivanhoe Mines Board of Directors and the joint Ivanhoe Mines-Rio Tinto Technical Committee.

•

The Company has approved a facility to be provided by a major international bank as an interim, bridge-financing measure. The formal loan agreement has been submitted to the international bank's credit committee for final approval and remains subject to approval by Rio Tinto. Alternative bridge-financing arrangements proposed by Rio Tinto also are being considered. The bridge-financing facility would be in addition to the existing $1.8 billion interim funding facility previously provided by Rio Tinto. The Rio Tinto interim funding facility and any additional bridge-financing facilities are expected to be repaid from the planned project-finance facility.

•	The Ivanhoe Mines Board of Directors also is considering equity financing alternatives, including a possible rights offering.

The Company's ability to finalize and implement key aspects of the comprehensive financing plan is dependent on approvals from Rio Tinto. Although the companies are currently engaged in discussions aimed at implementing such a plan, there is no assurance that an agreement will be reached that will result in approval of the project-finance facility or approval of a bridge facility, provided by a major international bank or Rio Tinto. The Company's ability to raise additional capital could therefore be limited to equity alternatives or to the sale of investments including publicly-traded subsidiaries controlled by the Company.

Carrying out the development and exploration of the Oyu Tolgoi Project and the various other mineral properties in which Ivanhoe Mines holds interests depends upon the Company's ability to obtain financing through capital markets, sales of non-core assets or other means. Market volatility in precious and base metals may affect the terms upon which debt financing or equity financing is available. Ivanhoe Mines operates in a region of the world that is prone to economic and political upheaval and instability, which may make it more difficult for the Company to obtain debt financing from project lenders. Failure to obtain additional financing on a timely basis may cause Ivanhoe Mines to postpone its development plans, forfeit rights in some or all of its properties or joint ventures, reduce or terminate some or all of its operations or force the Company to raise funds from alternative sources on less favourable terms.

The Company believes that based on the various financing alternatives presently available, it will be able to meet its obligations as they come due, for the foreseeable future.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Principles Of Consolidation
(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest's share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest, to determine if they are variable interest entities ("VIEs"). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE's economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE's economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE's economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company's policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at December 31, 2011	Method
Ivanhoe Australia Limited (i)	59.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.8%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method
(i)

The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

(ii)

The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)

Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)

The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

Measurement Uncertainties
(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and composition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the estimated future operating results and net cash flows from property, plant and equipment, depreciation and depletion, stock-based compensation, beneficial conversion feature, estimated fair value of share purchase warrants, estimated fair value of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

Foreign Currencies
(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

Revenue Recognition
(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. Depending on the terms of the sales contract, this occurs when saleable product is either loaded onto a train or truck, unloaded at the final destination, or made available for loading at a bonded stockyard on a bill-and-hold basis.

Cash And Cash Equivalents
(e)	Cash and cash equivalents
Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.
Short-Term Investments
(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2011 of less than one year.

Inventories
(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

Long-Term Investments
(h)	Long-term investments

Long-term investments in companies in which Ivanhoe Mines has voting interests between 20% and 50%, or where Ivanhoe Mines has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Ivanhoe Mines' share of the investees' earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either "available-for-sale" or "held-for-trading". Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either "available-for-sale" or "held-for-trading".

Exploration And Development
(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Property, Plant And Equipment
(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Ivanhoe Mines reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

Stripping Costs
(k)	Stripping costs

Stripping costs incurred during the production phase of a mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred.

Asset Retirement Obligations
(l)	Asset retirement obligations

Ivanhoe Mines recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

Stock-Based Compensation
(m)	Stock-based compensation

The Company has an Employees' and Directors' Equity Incentive Plan which is disclosed in Note 19. The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

Deferred Income Taxes
(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying statutory tax rates applicable to future years to differences between the financial statement's carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

Loss Per Share
(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effect of potentially dilutive stock options and share purchase warrants were antidilutive in the years ending December 31, 2011 and 2010.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2011	2010
Options	23,449,062	16,712,070
Share purchase warrants	—	47,962,941

Total potentially dilutive shares	23,449,062	64,675,011

In February 2011, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 19 (c)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the year ended December 31, 2010 has been multiplied by a factor of 1.06.

Segmented Reporting
(p)	Segmented reporting

The Company has three operating segments, its development division located in Mongolia, its coal division located in Mongolia, and its exploration division with projects located primarily in Australia and Mongolia.

Accounting Changes
(q)	Accounting changes

•

In January 2010, the ASC guidance for fair value measurements and disclosures was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements and enhanced detail in the level 3 reconciliation. The updated guidance clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques to be used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, except for the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

•

In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance requiring a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The updated guidance was effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

Recent Accounting Pronouncements
(r)	Recent accounting pronouncements

•

In May 2011, the ASC guidance for fair value measurement and disclosure was updated to clarify the Financial Accounting Standards Board's intent on current guidance, modify and change certain guidance and principles, and expand disclosures concerning Level 3 fair value measurements in the fair value hierarchy (including quantitative information about significant unobservable inputs within Level 3 of the fair value hierarchy). In addition, the updated guidance requires disclosure of the fair value hierarchy for assets and liabilities not measured at fair value in the statement of financial position, but whose fair value is required to be disclosed. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a material impact on its financial position or results of operations.

•

In June 2011, the ASC guidance on presentation of comprehensive income was updated to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The updated guidance requires an entity to present the components of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity, but does not change the items that must be reported in other comprehensive income. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012, except for changes as they relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The Company is in the process of assessing which presentation choice it will adopt.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Interests In Significant Entities

	Economic interest at December 31, 2011	Method
Ivanhoe Australia Limited (i)	59.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.8%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)

The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

(ii)

The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)

Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)

The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

	December 31,
	2011	2010
Options	23,449,062	16,712,070
Share purchase warrants	—	47,962,941

Total potentially dilutive shares	23,449,062	64,675,011

Exploration Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Exploration Expenses [Abstract]
Summary Of Exploration Expenditures

	Years Ended December 31,
	2011	2010
Mongolia
Oyu Tolgoi (1)	$31,816	$83,358
Coal Division	68,242	49,175
Other Mongolia Exploration	6,447	2,007

	106,505	134,540
Australia	166,457	73,844
Indonesia	4,396	4,594
Other	5,230	5,648

	$282,588	$218,626

(1)

Until March 31, 2010, exploration costs charged to operations included development costs associated with the Oyu Tolgoi Project in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Components Of Accounts Receivable

	December 31,
	2011	2010
Trade receivables	$64,051	$15,297
Contingent income (Note 4)	13,000	22,105
Insurance proceeds	12,913	—
Refundable taxes	3,314	20,338
Accrued interest	1,084	2,321
Related parties (Note 23)	1,227	2,127
Other	6,871	3,553

	$102,460	$65,741

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Components Of Inventories

	December 31,
	2011	2010
Coal stockpiles	$9,390	$3,637
Ore stockpiles	2,875	—
Materials and supplies	96,218	36,927

	$108,483	$40,564

Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Investments [Abstract]
Schedule Of Long-Term Investments

	December 31,
	2011	2010
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources N.L. (b)	14,975	16,991
Available-for-sale equity securities (c)	68,637	103,431
Held-for-trading equity securities (d)	7,431	10,235
Other equity securities, cost method (e)	16,234	20,534

	$107,277	$151,191

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2011	2010
Amount due from Altynalmas	$123,617	$100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand.

During 2011, Ivanhoe Mines recorded a $23.1 million (2010—$41.9 million) share of loss on this investment.

(b)	During 2010, Ivanhoe Mines acquired 13.5 million shares of Exco Resources N.L. ("Exco") at a cost of $5.3 million (Aud$5.9 million).

During 2011, Ivanhoe Mines recorded a $40.3 million share of income (2010—$0.8 million share of loss) on its investment in Exco.

During December 2011, Ivanhoe Mines received a $31.2 million (Aud$30.1 million) distribution from Exco following the finalization of the sale of a part of Exco's business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

At December 31, 2011, Ivanhoe Mines recorded an other-than-temporary impairment of $8.6 million against its investment in Exco based on an assessment of the fair value of Exco.

At December 31, 2011, the market value of Ivanhoe Mines' 22.3% investment in Exco was $15.0 million (Aud$14.7 million).

(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)	During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

(d)	Held-for-trading equity securities

As at December 31, 2011, the market value of Ivanhoe Mines' 1.5% investment in Kangaroo Resources Limited was $7.4 million, resulting in an unrealized loss of $2.8 million during the year ended December 31, 2011.

(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

Schedule Of Investments in Companies Subject to Significant Influence

	December 31,
	2011	2010
Amount due from Altynalmas	$123,617	$100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)

Net investment in Altynalmas	$—	$—

Schedule Of Available-For-Sale Equity Securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)

During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

Schedule Of Other Equity Securities, Cost Method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Other Long Term Investments [Line Items]
Components Of Other Long-Term Investments

	December 31,
	2011	2010
Long-Term Notes (a)	$32,277	$29,763
Treasury Bill (b)	88,348	80,394
Prepayments (b)	136,103	36,486
Convertible Bonds (c)	15,627	—
Money Market investments (d)	44,970	45,173

	$317,325	$191,816

(a)	Long-Term Notes

As at December 31, 2011, the Company held $62.5 million (December 31, 2010—$65.0 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $32.3 million. The decrease from December 2010 in principal of $2.5 million was due to the weakening of the Canadian dollar ($1.2 million) and principal redemptions ($1.3 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings.

There is a significant amount of uncertainty in estimating the amount and timing of cash flows associated with the Long-Term Notes. The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions and other factors that a market participant would consider for such investments.

The Company is aware of a limited number of trades in the Long-Term Notes that occurred prior to December 31, 2011, but does not consider them to be of sufficient volume or value to constitute an active market. Accordingly, the Company has not used these trades to determine the fair value of its notes.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2011 incorporating the following assumptions:

Bankers Acceptance Rate:	1.12%
Discount Rates:	9% to 25%
Maturity Dates:	5.0 years
Expected Return of Principal:
A-1 Notes	100%
A-2 Notes	100%
B Notes	10%
C Notes	0%
IA Notes	0%
TA Notes	100%

Based on the discounted cash flow model as at December 31, 2011, the fair value of the Long-Term Notes was estimated at $32.3 million. As a result of this valuation, the Company recorded an unrealized gain of $3.2 million for the year ended December 31, 2011.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company's investment in the Long-Term Notes, which would impact the Company's results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $1.4 million.

(b)	Treasury Bill and Prepayments

On October 6, 2009, Ivanhoe Mines agreed to purchase three Treasury Bills ("T-Bills") from the Mongolian Government, having an aggregate face value of $287.5 million, for the aggregate sum of $250.0 million. The annual rate of interest on the T-Bills was set at 3.0%. The initial T-Bill, with a face-value of $115.0 million, was purchased by Ivanhoe Mines on October 20, 2009 for $100.0 million and will mature on October 20, 2014.

However, on March 31, 2010 Ivanhoe Mines agreed to an alternative arrangement for the advancement of funds that would not involve the purchase of the remaining two T-Bills. Specifically, rather than purchasing the second and third remaining T-Bills, with face values of $57.5 million and $115.0 million respectively, Ivanhoe Mines agreed to make two tax prepayments. Tax prepayments of $50.0 million and $100.0 million were made on April 7, 2010 and June 7, 2011 respectively.

The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government must repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

The Company has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and the Company's intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

The Company has used a discounted cash flow approach to value the T-Bill and tax prepayments at December 31, 2011 incorporating the following weighted average assumptions:

	T-Bill	Tax Prepayments
Purchased Amount	$100,000,000	$150,000,000
Discount Rate	9.9%	9.9%
Term	2.8 years	1.5 years

Based on the discounted cash flow models as at December 31, 2011, the fair values of the T-Bill and tax prepayments were estimated at $88.3 million and $136.1 million respectively. As a result of these valuations, Ivanhoe Mines recorded an unrealized gain of $5.0 million on the T-Bill and an unrealized loss of $2.3 million on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2011.

(c)	Convertible Bonds

On November 10, 2011, Ivanhoe Mines participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each. Upon and subsequent to Ivanplats completing a qualifying initial public offering, Ivanhoe Mines and Ivanplats shall both have the right to convert the bonds into Ivanplats common shares at a conversion price equal to the qualifying initial public offering price. The bonds bear interest at rates ranging from 8.0% to 25.51% per annum, compounded annually, depending on the timing of certain events, including the timing of a qualifying initial public offering. Upon redemption or conversion, Ivanhoe Mines is also entitled to a bonus payment equal to 11.11% of the sum of the principal and interest then outstanding. The bonds mature on November 10, 2014.

The bonds are inherently complex financial instruments. In order to reduce accounting complexity Ivanhoe Mines has elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period the bonds shall be remeasured at fair value with changes in fair value being recognized in earnings. As at December 31, 2011, the $15.6 million (December 31, 2010—$nil) aggregate fair value of the bonds was determined using an effective interest rate of 30.0%.

(d)	Money Market Investments

As at December 31, 2011, Ivanhoe Mines held $45.0 million of money market investments with remaining maturities in excess of one year.

Long-Term Notes [Member]
Other Long Term Investments [Line Items]
Discounted Cash Flow Approach To Value Long-Term Notes

Bankers Acceptance Rate:	1.12%
Discount Rates:	9% to 25%
Maturity Dates:	5.0 years
Expected Return of Principal:
A-1 Notes	100%
A-2 Notes	100%
B Notes	10%
C Notes	0%
IA Notes	0%
TA Notes	100%

Government Of Mongolia Prepayment and Treasury Bill [Member]
Other Long Term Investments [Line Items]
Discounted Cash Flow Approach To Value Prepayment and Treasury Bill

	T-Bill	Tax Prepayments
Purchased Amount	$100,000,000	$150,000,000
Discount Rate	9.9%	9.9%
Term	2.8 years	1.5 years

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Components Of Property, Plant And Equipment

	December 31,
	2011			2010
	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$27,553	$(2,666)	$24,887	$10,647	$(1,428)	$9,219

Other mineral property interests
Oyu Tolgoi, Mongolia (a)	$57,021	$(6,489)	$50,532	$48,120	$(6,316)	$41,804
Ovoot Tolgoi, Mongolia (b)	40,572	(1,913)	38,659	26,831	(766)	26,065
Australia (c)	26,604	(126)	26,478	25,470	(126)	25,344
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$125,449	$(9,772)	$115,677	$101,673	$(8,452)	$93,221

Other capital assets
Oyu Tolgoi, Mongolia (a)	$41,252	$(20,441)	$20,811	$24,203	$(14,471)	$9,732
Ovoot Tolgoi, Mongolia (b)	347,135	(46,927)	300,208	228,241	(24,154)	204,087
Australia (c)	43,730	(3,958)	39,772	46,785	(2,723)	44,062
Other exploration projects	4,562	(3,851)	711	3,351	(2,573)	778

	$436,679	$(75,177)	$361,502	$302,580	$(43,921)	$258,659

Capital works in progress
Oyu Tolgoi, Mongolia (a) (d)	$3,753,857	$—	$3,753,857	$953,581	$—	$953,581
Ovoot Tolgoi, Mongolia (b)	82,760	—	82,760	16,364	—	16,364
Australia (c)	24,818	—	24,818	1,604	—	1,604

	$3,861,435	$—	$3,861,435	$971,549	$—	$971,549

	$4,451,116	$(87,615)	$4,363,501	$1,386,449	$(53,801)	$1,332,648

(a)

Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3).

Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.

(d)

In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million). Ivanhoe Mines used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 22 (b)).

Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.

Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	December 31,
	2011	2010

Accounts payable	$115,561	$68,646
Accrued construction costs	535,924	183,030
Payroll and other employee related payables	1,530	126
Amounts payable to related parties (Note 23)	28,170	8,726

	$681,185	$260,528

Amounts Due Under Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Due Under Credit Facilities [Abstract]
Schedule Of Amounts Due Under Credit Facilities

	December 31,
	2011	2010
Current
Non-revolving bank loans (a)	$5,719	$14,615
Two-year extendible loan facility (b)	39,165	—

	$44,884	$14,615

Non-Current
Two-year extendible loan facility (b)	$—	$40,080

(a)	In October 2007, Ivanhoe Mines obtained non-revolving bank loans which are due on demand and secured against certain securities and other investments.

(b)

In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.

Convertible Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2011
China Investment Corporation [Member]
Components Of Convertible Credit Facility

	December 31,
	2011	2010
Principal amount of convertible debenture	$500,000	$500,000
(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	127	69
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,465	93,407
Embedded derivative liability	48,388	154,877

Convertible credit facility	141,853	248,284
Accrued interest	6,301	6,312
Transaction costs allocated to deferred charges	(2,799)	(2,800)

Net carrying amount of convertible debenture	$145,355	$251,796

Monte Carlo Valuation Model Assumptions

	December 31,
	2011	2010
Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	71%	73%
Risk-free rate of return	2.41%	3.48%
Spot Cdn$ exchange rate	0.98	1.01
Forward Cdn$ exchange rate curve	0.96– 1.01	0.97 – 1.14

Rio Tinto Plc [Member]
Components Of Convertible Credit Facility

	December 31,
	2011	2010
Principal amount of convertible credit facility	$—	$350,000
Accrued paid-in-kind interest	—	50,832

	—	400,832
(Deduct) add:
Beneficial conversion feature	—	(36,314)
Share purchase warrants	—	(9,403)
Accretion of discount	—	45,717

	—	400,832
Credited to share capital upon conversion	—	(400,832)

	$—	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income And Capital Taxes

	Years Ended December 31,
	2011	2010
Deferred income taxes	$(9,268)	$(15,124)
Capital taxes	8,618	2,006

	$(650)	$(13,118)

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred income tax assets
Long-term investments	$49,893	$60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524

	568,998	482,703
Valuation allowance	(535,936)	(465,814)

Net deferred income tax assets	33,062	16,889

Deferred income tax liabilities
Property, plant and equipment	15,282	11,123

	15,282	11,123

Deferred income tax assets (liabilities), net	$17,780	$5,766

Schedule Of Reconciliation Of Provision For Income And Capital Taxes

	Years Ended December 31,
	2011	2010
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$160,656	$84,968
Deduct
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142

Recovery for income and capital taxes	$650	$13,118

Schedule Of Unused Tax Losses

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$292,149	$286,056	2012 to 2031
Australia	Australian	$326,516	$333,341	(a)
Mongolia	Mongolian Tugrik	154,192,870	$110,612	2012 to 2019
Indonesia	Indonesian Rupiah	128,028,408	$14,117	2012 to 2016
Hong Kong	Hong Kong	$66,329	$8,539	(b)
Capital losses:
Canada	Canadian	$93,092	$91,151	(c)

(i) Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.

(b)	These losses are carried forward indefinitely.

(c)	These losses are carried forward indefinitely for utilization against future net realized capital gains.

Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination

Canada	2004 to 2011
Mongolia	2006 to 2011
Australia	2007 to 2011

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations

	SouthGobi	Ivanhoe Australia (a)	Oyu Tolgoi	Total
Balance, December 31, 2009	$896	$3,339	$1,201	$5,436

Changes in estimates	1,629	—	4,328	5,957
Unrealized foreign exchange	—	2,049	—	2,049
Accretion expense	110	—	89	199
Acquisition of Osborne (Note 12 (c))	—	27,197	—	27,197

Balance, December 31, 2010	$2,635	$32,585	$5,618	$40,838

Changes in estimates	2,863	(7,738)	8,901	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	280	—	414	694

Balance, December 31, 2011	$5,778	$24,842	$14,933	$45,553

(a)

As at December 31, 2011, other assets included $23.8 million (December 31, 2010—$22.6 million) held in restricted deposits that are legally restricted for the purpose of settling asset retirement obligations.

Share Capital (Tables)	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted

	2011		2010
Risk-free interest rate		1.66%		2.42%
Expected life		3.0 years		3.6 years
Expected volatility		65%		77%
Expected dividends	$	Nil	$	Nil

Schedule Of Stock Option Activity

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2009	6,495,821	21,158,270	$8.84
Increase in amount authorized	16,560,424	—	—
Options granted	(1,337,500)	1,337,500	15.70
Options exercised	—	(5,639,650)	8.63
Options cancelled	144,050	(144,050)	8.99
Bonus shares	(1,581,578)	—	—
Shares issued under share purchase plan	(36,844)	—	—

Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83

Schedule Of Outstanding And Exercisable Options By Exercise Price Range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)
$2.82 to $7.03	2,172,092	3.95	$3.16	1,021,214	$2.93
$7.04 to $8.20	4,944,020	3.86	8.10	3,674,363	8.07
$8.21 to $8.96	2,179,182	2.56	8.47	1,091,101	8.44
$8.97 to $12.62	2,379,788	1.30	9.83	1,980,418	9.74
$12.63 to $17.70	4,553,823	4.51	14.20	2,088,206	14.23
$17.71 to $27.83	7,220,157	5.36	23.66	143,657	20.55

	23,449,062	4.08	$13.83	9,998,959	$9.38

Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses

Stock-based compensation charged to operations was allocated between exploration expenses and general and administrative expenses as follows:

	Year Ended December 31,
	2011	2010
Exploration (i)	$34,473	$33,019
General and administrative	36,577	31,936

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Stock-based compensation charged to operations was incurred by Ivanhoe Mines as follows:

	Year Ended December 31,
	2011	2010
Ivanhoe Mines Ltd. (i)	$44,256	$42,855
SouthGobi Resources Ltd.	13,751	12,062
Ivanhoe Australia Ltd.	13,043	10,038

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Rio Tinto Placements

Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement—Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement—Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000

Balance at December 31, 2010		219,251,843	$2,029,081
Rights Offering	February 2011	34,387,776	477,302
Exercise of remaining Series B Warrants (2)	June 2011	14,070,182	119,737
Exercise of Anti Dilution Warrants (2)	June 2011	827,706	2,527
Exercise of Series C Warrants (2)	June 2011	40,224,365	379,316
Exercise of Subscription Right (3)	August 2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.

(3)

In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income

	December 31,
	2011	2010
Accumulated other comprehensive income (loss) at beginning of year:
Long-term investments, net of tax of $6,224, $1,896	$53,239	$17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests	(6,023)	1,122

	$33,075	$(14,578)

Other comprehensive (loss) income for the year:
Changes in fair value of long-term investments	$(42,203)	$39,801
Changes in fair value of other long-term investments	2,738	(9,732)
Currency translation adjustments	(1,368)	29,054
Noncontrolling interests (Note 21)	2,081	(7,145)
Less: reclassification adjustments for (gains) losses recorded in earnings:
Investments:
Other than temporary impairment charges	—	3

Other comprehensive (loss) income, before tax	(38,752)	51,981
Income tax recovery (expense)	3,377	(4,328)

Other comprehensive (loss) income, net of tax	$(35,375)	$47,653

Accumulated other comprehensive (loss) income at end of year:
Long-term investments, net of tax of $2,847, $6,224	$14,413	$53,239
Other long-term investments, net of tax of $nil, $nil	(34,442)	(37,180)
Currency translation adjustment, net of tax of $nil, $nil	21,671	23,039
Noncontrolling interests	(3,942)	(6,023)

	$(2,300)	$33,075

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests

	Noncontrolling Interests
	SouthGobi	Ivanhoe Australia	Oyu Tolgoi (a)	Total
Balance, December 31, 2009	$2,478	$(1,526)	$—	$952

Noncontrolling interests' share of loss	(33,193)	(17,056)	(16,703)	(66,952)
Noncontrolling interests' share of other comprehensive income	11,868	7,918	1,382	21,168
Changes in noncontrolling interests arising from changes in ownership interests	305,766	79,756	(338,080)	47,442

Balance, December 31, 2010	$286,919	$69,092	$(353,401)	$2,610

Noncontrolling interests' share of income (loss)	16,411	(45,610)	(15,130)	(44,329)
Noncontrolling interests' share of other comprehensive (loss) income	(4,764)	1,751	932	(2,081)
Common share investments funded on behalf of noncontrolling interest (b)	—	—	110,128	110,128
Changes in noncontrolling interests arising from changes in ownership interests	(14,850)	75,635	(110,128)	(49,343)

Balance, December 31, 2011	$283,716	$100,868	$(367,599)	$16,985

(a)

The Oyu Tolgoi Shareholders' Agreement, which was signed and approved on October 6, 2009, established the basis upon which the Mongolian Government would, in accordance with Mongolian law, through its wholly-state-owned company, Erdenes MGL LLC ("Erdenes"), obtain and hold an initial 34% equity interest in Oyu Tolgoi and provides for the respective rights and obligations of the shareholders of Oyu Tolgoi. On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi upon the receipt of fully registered shares of Oyu Tolgoi. In accordance with the ASC guidance for consolidation accounting, the Company continued to consolidate its remaining 66% interest in Oyu Tolgoi. No value was assigned to the consideration received by the Company as the fair value of neither the consideration received nor the asset relinquished was determinable within reasonable limits. Accordingly, on May 31, 2010, the Company recognized a deficit noncontrolling interest balance of $338.1 million associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit. Accumulated other comprehensive income and additional paid-in capital were adjusted by $14.0 million and $324.1 million, respectively.

(b)

During 2011, a subsidiary of the Company funded common share investments in Oyu Tolgoi on behalf of Erdenes. In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to a subsidiary of the Company via a pledge over Erdenes' share of future Oyu Tolgoi dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to a subsidiary of the Company. Common share investments in Oyu Tolgoi funded by a subsidiary of the Company on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2011, the cumulative amounts of such funding and associated unrecognized interest were $110.1 million (December 31, 2010—$nil) and $1.0 million (December 31, 2010—$nil) respectively.

Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Cash Flow Information [Abstract]
Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities

	Year Ended December 31,
	2011	2010
Net loss	$(614,701)	$(278,431)
Loss (income) from discontinued operations	9,105	(6,585)
Items not involving use of cash
Stock-based compensation	67,248	37,203
Accretion expense	754	11,908
General and administrative expenses	—	6,525
Depreciation	30,583	15,402
Accrued interest income	(9,124)	(10,600)
Interest expense	—	9,664
Unrealized losses (gains) on long-term investments	2,804	(360)
Unrealized gains on other long-term investments	(3,573)	(4,508)
Realized gain on redemption of other long-term investments	(123)	(151)
Change in fair value of derivative	432,536	(135,680)
Change in fair value of embedded derivatives	(106,489)	(100,637)
Loss on conversion of convertible debenture	—	154,316
Unrealized foreign exchange losses (gains)	13,589	(9,498)
Share of (income) loss of significantly influenced investees	(17,208)	42,718
Write-down of current assets	23,224	14,729
Write-down of carrying values of property, plant and equipment	16,605	2,338
Gain on sale of long-term investments	(10,628)	—
Gain on settlement of note receivable	(102,995)	—
Write-down of carrying value of long-term investments	9,550	485
Deferred income taxes	(9,268)	(15,124)
Bonus shares	3,802	27,752
Net change in non-cash operating working capital items:
Increase in:
Accounts receivable	(47,210)	(20,999)
Inventories	(89,193)	(32,425)
Prepaid expenses	(33,016)	(6,982)
Increase in:
Accounts payable and accrued liabilities	55,688	4,664
Interest payable on long-term debt	6,319	—

Cash used in operating activities	$(371,721)	$(294,276)

Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations

	Year Ended December 31,
	2011	2010
Investing activities:
Acquisition of property, plant and equipment (i)	$—	$(195,357)

Financing activities:
Rights offering (Note 19 (c))	1,193,064	—
Interest settlement on convertible debenture (Note 15 (a))	4,011	—
Conversion of convertible credit facility (Note 15 (b))	—	(400,832)
Partial conversion of convertible debenture (Note 15 (a))	—	(349,079)

	$1,197,075	$(945,268)

(i)

In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

Schedule Of Other Supplementary Cash Flow Information

	Year Ended December 31,
	2011	2010
Interest paid	$9,147	$23,163

Income taxes paid	$7,991	$400

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Related Parties Transaction By Related Parties
	Year Ended December 31,
	2011	2010
Rio Tinto plc (a)	$110,164	$23,836
Global Mining Management Corporation (b)	14,815	13,627
Ivanhoe Capital Aviation LLC (c)	6,866	6,465
Fognani & Faught, PLLC (d)	558	476
Ivanhoe Capital Corporation (e)	330	434
Ivanhoe Capital Services Ltd. (f)	1,103	752

	$133,836	$45,590

(a)

During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 – 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.

(b)

Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(c)

Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.

(d)	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.

(e)

Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.

(f)

Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Schedule Of Related Parties Transaction By Type

	Years Ended December 31,
	2011	2010
Exploration and development	$109,891	$23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	558	476

	$133,836	$45,590

Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Segment Disclosures [Abstract]
Schedule Of Segment Disclosures
	Year Ended December 31, 2011
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$179,049
COST OF SALES
Production and delivery	—	—	(121,155)	—	(121,155)
Depreciation and depletion	—	—	(28,153)	—	(28,153)
Write-down of carrying value of inventory	—	—	(18,936)	—	(18,936)

COST OF SALES	—	—	(168,244)	—	(168,244)

EXPENSES
Exploration	(31,816)	(182,530)	(68,242)	—	(282,588)
General and administrative	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,800)	(322)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	(694)
Write-down of current assets	—	—	(4,288)	—	(4,288)
Write-down of carrying values of property, plant and equipment	—	—	(16,605)	—	(16,605)

TOTAL EXPENSES	(32,403)	(184,330)	(257,981)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(184,330)	(78,932)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,677	1,243	7,591	22,077
Interest expense	—	—	(9,412)	(1,541)	(10,953)
Accretion of convertible credit facilities	—	—	(60)	—	(60)
Foreign exchange (losses) gains	(3,648)	287	790	(14,260)	(16,831)
Unrealized losses on long-term investments	—	—	(2,804)	—	(2,804)
Unrealized (losses) gains on other long-term investments	—	—	(278)	3,851	3,573
Realized gain on redemption of other long-term investments	—	—	—	123	123
Change in fair value of derivative	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	106,489
Loss on conversion of convertible credit facility	—	—	—	—	—
Write-down of carrying value of long-term investments	—	(8,622)	—	(928)	(9,550)
Gain on sale of long-term investment	—	—	—	10,628	10,628
Gain on settlement of note receivable	—	—	—	102,995	102,995

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(184,988)	17,036	(425,017)	(623,454)
(Provision) recovery for income taxes	(536)	213	7,195	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(144,496)	24,231	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(144,496)	24,231	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(15,891)	$(98,886)	$7,820	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$26,481	$218,108	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$338,695	$887,914	$525,854	$6,136,828

	Year Ended December 31, 2010
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$79,777	$—	$79,777
COST OF SALES
Production and delivery	—	—	(66,738)	—	(66,738)
Depreciation and depletion	—	—	(13,306)	—	(13,306)
Write-down of carrying value of inventory	—	—	(14,729)	—	(14,729)

COST OF SALES	—	—	(94,773)	—	(94,773)

EXPENSES
Exploration	(83,358)	(86,093)	(49,175)	—	(218,626)
General and administrative	—	—	—	(84,427)	(84,427)
Depreciation	(645)	(1,226)	(79)	(146)	(2,096)
Accretion of asset retirement obligations	(89)	—	(110)	—	(199)
Write-down of current assets	—	—	—	—	—
Write-down of carrying values of property, plant and equipment	—	—	(2,338)	—	(2,338)

TOTAL EXPENSES	(84,092)	(87,319)	(146,475)	(84,573)	(402,459)

OPERATING LOSS	(84,092)	(87,319)	(66,698)	(84,573)	(322,682)

OTHER INCOME (EXPENSES)
Interest income	3,731	3,928	2,441	6,467	16,567
Interest expense	—	—	(24,125)	(8,702)	(32,827)
Accretion of convertible credit facilities	—	—	(59)	(11,650)	(11,709)
Foreign exchange gains	995	606	1,611	5,488	8,700
Unrealized gains on long-term investments	—	—	360	—	360
Unrealized gains on other long-term investments	—	—	510	3,998	4,508
Realized gain on redemption of other long-term investments	—	—	—	151	151
Change in fair value of derivative	—	—	—	135,680	135,680
Change in fair value of embedded derivatives	—	—	100,637	—	100,637
Loss on conversion of convertible credit facility	—	—	(154,316)	—	(154,316)
Write-down of carrying value of long-term investments	—	—	—	(485)	(485)
Gain on sale of long-term investment	—	—	—	—	—
Gain on settlement of note receivable	—	—	—	—	—

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(79,366)	(82,785)	(139,639)	46,374	(255,416)
Recovery (provision) for income taxes	89	(1,157)	11,919	2,267	13,118
Share of loss of significantly influenced investees	—	(846)	—	(41,872)	(42,718)

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(79,277)	(84,788)	(127,720)	6,769	(285,016)
INCOME FROM DISCONTINUED OPERATIONS	—	—	—	6,585	6,585

NET (LOSS) INCOME	(79,277)	(84,788)	(127,720)	13,354	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	16,703	17,056	33,193	—	66,952

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(62,574)	$(67,732)	$(94,527)	$13,354	$(211,479)

CAPITAL EXPENDITURES	$479,575	$19,965	$175,566	$92	$675,198

TOTAL ASSETS	$1,404,329	$318,611	$960,204	$535,330	$3,218,474

During

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Operating Payments

2012	664,304
2013	4,419
2014	382
2015	382
2016 onwards	64

669,551

Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Accounting [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Rights offering derivative liability	$—	$—	$—	$—
Embedded derivative liability	48,388	—	48,388	—

	$48,388	$—	$48,388	$—

	Fair Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$98,373	$98,373	$—	$—
Long-term investments	113,666	113,458	208	—
Other long-term investments	191,816	45,173	—	146,643

	$403,855	$257,004	$208	$146,643

Liabilities:
Rights offering derivative liability	$766,238	$766,238	$—	$—
Embedded derivative liability	154,877	—	154,877	—

	$921,115	$766,238	$154,877	$—

Schedule Of Summary Of Changes In The Fair Value Of Level 3 Financial Assets

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2009	$24,689	$73,152	$—	$—	$97,841

Additions	—	—	50,000	—	50,000
Accrued interest	—	2,818	645	—	3,463
Foreign exchange gains	1,180	—	—	—	1,180
Fair value redeemed	(104)	—	—	—	(104)
Unrealized gains (losses) included in other comprehensive income	—	4,424	(14,159)	—	(9,735)
Unrealized gains included in earnings	3,998	—	—	—	3,998

Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Disclosures Regarding Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures Regarding Financial Instruments [Abstract]
Schedule Of Estimated Fair Value Of Financial Instruments

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$998,054	$998,054	$1,264,031	$1,264,031
Short-term investments	—	—	98,373	98,373
Accounts receivable	102,460	102,460	65,741	65,741
Long-term investments	107,277	230,894	151,191	280,181
Other long-term investments	317,325	317,325	191,816	191,816

Accounts payable and accrued liabilities	681,185	681,185	260,528	260,528
Amounts due under credit facilities	44,884	44,884	54,695	54,695
Rights offering derivative liability	—	—	766,238	766,238
Convertible credit facility	148,154	148,154	254,596	254,596
Interim funding facility	405,162	405,162	—	—

Significant Accounting Policies (Narrative) (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	May 31, 2010 Mongolian Government [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Significant Accounting Policies [Line Items]
Noncontrolling interest percentage		34.00%
Voting interest			20.00%	50.00%
Bonus element restatement factor	1.06

Significant Accounting Policies (Schedule Of Interests In Significant Entities) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Ivanhoe Australia Limited [Member]
Economic interest	59.00%	[1]
Method	Consolidation	[1]
SouthGobi Resources Ltd. [Member]
Economic interest	57.80%	[2]
Method	Consolidation	[2]
Oyu Tolgoi LLC [Member]
Economic interest	66.00%	[3]
Method	Consolidation	[3]
Historical funding percentage of exploration	100.00%
Assets, carrying amount	4.3
Liability, carrying amount	0.6
Maximum exposure to loss related to this VIE	5.1
Altynalmas Gold Ltd. [Member]
Economic interest	50.00%	[4]
Method	Equity Method	[4]

[1]	(i) The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.
[2]	(ii) The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.
[3]	(iii) Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia. On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.
[4]	(iv) The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

Significant Accounting Policies (Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	23,449,062	64,675,011
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	23,449,062	16,712,070
Share Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		47,962,941

Exploration Expenses (Summary Of Exploration Expenditures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Exploration Expenses [Line Items]
Exploration expenditures	$ 282,588		$ 218,626
Oyu Tolgoi LLC [Member]
Exploration Expenses [Line Items]
Additions to property, plant and equipment	2,817,300		911,000
Mongolia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	106,505		134,540
Mongolia [Member] | Oyu Tolgoi LLC [Member]
Exploration Expenses [Line Items]
Exploration expenditures	31,816	[1]	83,358	[1]
Mongolia [Member] | Coal Division [Member]
Exploration Expenses [Line Items]
Exploration expenditures	68,242		49,175
Mongolia [Member] | Other Mongolia Exploration [Member]
Exploration Expenses [Line Items]
Exploration expenditures	6,447		2,007
Australia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	166,457		73,844
Indonesia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	4,396		4,594
Other [Member]
Exploration Expenses [Line Items]
Exploration expenditures	$ 5,230		$ 5,648

[1]	(1) Until March 31, 2010, exploration costs charged to operations included development costs associated with the Oyu Tolgoi Project in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

Discontinued Operations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2005 Savage River [Member]	Dec. 31, 2011 Fifth Annual Contingent Payment [Member]	Nov. 30, 2011 Fifth Annual Contingent Payment [Member]	Dec. 31, 2010 Fifth Annual Contingent Payment [Member]	Dec. 31, 2011 To Date [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Savage River Iron Ore Project		$ 6,442	$ 21,500			$ 6,400	$ 144,400
Remaining balance of the fifth annual contingent payment	13,000	22,105		13,000		22,100
Out-of-court settlement					13,000
Loss (income) from discontinued operations	$ (9,105)	$ 6,585		$ 9,100

Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 998,054	$ 1,264,031	$ 965,823
SouthGobi [Member]
Cash and cash equivalents	123,600	492,000
Ivanhoe Australia Limited [Member]
Cash and cash equivalents	$ 170,300	$ 59,300

Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term investments		$ 98,373
SouthGobi [Member]
Short-term investments		17,500
Ivanhoe Australia Limited [Member]
Short-term investments		$ 80,800

Accounts Receivable (Components Of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Trade receivables	$ 64,051	$ 15,297
Contingent income (Note 4)	13,000	22,105
Insurance proceeds	12,913
Refundable taxes	3,314	20,338
Accrued interest	1,084	2,321
Related parties (Note 23)	1,227	2,127
Other	6,871	3,553
Accounts receivable	$ 102,460	$ 65,741

Inventories (Components Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Coal stockpiles	$ 9,390	$ 3,637
Ore stockpiles	2,875
Materials and supplies	96,218	36,927
Inventories	$ 108,483	$ 40,564

Long-Term Investments (Schedule Of Long-Term Investments) (Details)	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended					0 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Oct. 06, 2009 Oyu Tolgoi LLC [Member]	Dec. 31, 2011 Altynalmas Gold Ltd. [Member] USD ($)		Dec. 31, 2010 Altynalmas Gold Ltd. [Member] USD ($)		Dec. 31, 2011 Exco Resources N.L. [Member] USD ($)		Dec. 31, 2011 Exco Resources N.L. [Member] AUD	Dec. 31, 2011 Exco Resources N.L. [Member] USD ($)		Dec. 31, 2010 Exco Resources N.L. [Member] USD ($)		Dec. 31, 2010 Exco Resources N.L. [Member] AUD	Dec. 31, 2011 Kangaroo Resources Ltd. [Member] USD ($)
Long Term Investment [Line Items]
Investments in companies subject to significant influence							[1]		[1]	$ 14,975,000	[2]		$ 14,975,000	[2]	$ 16,991,000	[2]
Available-for-sale equity securities	68,637,000	[3]	103,431,000	[3]
Held-for-trading equity securities	7,431,000	[4]	10,235,000	[4]														7,400,000
Other equity securities, cost method	16,234,000	[5]	20,534,000	[5]
Long-term investments	107,277,000		151,191,000
Ownership percentage					34.00%	50.00%				22.30%		22.30%	22.30%
Ownership percentage, held for trading investment																		1.50%
Share of income (loss) of significantly influenced investees	17,208,000		(42,718,000)			23,100,000		41,900,000					40,300,000		800,000
Unrealized loss																		2,800,000
Shares acquired															13,500,000
Acquired shares value															5,300,000		5,900,000
Received distribution										31,200,000		30,100,000
Other-than-temporary impairment													8,600,000
Equity method investment at market value										15,000,000		14,700,000	15,000,000
Held for trading investment at market value	$ 7,431,000	[4]	$ 10,235,000	[4]														$ 7,400,000

[1]
(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2011	2010
Amount due from Altynalmas	$123,617	$100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand.

During 2011, Ivanhoe Mines recorded a $23.1 million (2010—$41.9 million) share of loss on this investment.

[2]	During 2010, Ivanhoe Mines acquired 13.5 million shares of Exco Resources N.L. ("Exco") at a cost of $5.3 million (Aud$5.9 million). During 2011, Ivanhoe Mines recorded a $40.3 million share of income (2010—$0.8 million share of loss) on its investment in Exco. During December 2011, Ivanhoe Mines received a $31.2 million (Aud$30.1 million) distribution from Exco following the finalization of the sale of a part of Exco's business to Xstrata Copper. The distribution consisted of a capital return and a special dividend. At December 31, 2011, Ivanhoe Mines recorded an other-than-temporary impairment of $8.6 million against its investment in Exco based on an assessment of the fair value of Exco. At December 31, 2011, the market value of Ivanhoe Mines' 22.3% investment in Exco was $15.0 million (Aud$14.7 million).
[3]
(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)	During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

[4]	Held-for-trading equity securities As at December 31, 2011, the market value of Ivanhoe Mines' 1.5% investment in Kangaroo Resources Limited was $7.4 million, resulting in an unrealized loss of $2.8 million during the year ended December 31, 2011.
[5]
(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

Long-Term Investments (Schedule Of Long-Term Investments - Investments In Altynalmas Gold Ltd.) (Details) (Altynalmas Gold Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Altynalmas Gold Ltd. [Member]
Long Term Investment [Line Items]
Amount due from Altynalmas	$ 123,617	$ 100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)
Net investment in Altynalmas

Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Available-For-Sale Equity Securities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2011 Entree Gold Inc. [Member] USD ($)	Dec. 31, 2010 Entree Gold Inc. [Member] USD ($)	Dec. 31, 2010 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] AUD	Dec. 31, 2011 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] AUD		Dec. 31, 2011 Emmerson Resources Limited [Member] USD ($)	Dec. 31, 2010 Emmerson Resources Limited [Member] USD ($)	Dec. 31, 2011 Other [Member] USD ($)	Dec. 31, 2010 Other [Member] USD ($)
Available-for-sale equity securities, Equity Interest					10.90%	12.10%				19.90%	[1]	19.80%	[1]	19.80%	[1]	8.80%	10.00%
Available-for-sale equity securities, Cost Basis	$ 50,921		$ 43,969		$ 19,957	$ 19,957	$ 20,280	[1]		$ 27,911	[1]	$ 20,280	[1]			$ 2,957	$ 3,636	$ 96	$ 96
Available-for-sale equity securities, Unrealized Gain (Loss)	17,716		59,462		(3,202)	27,746	31,727	[1]		18,925	[1]	31,727	[1]			1,775	(304)	218	293
Available-for-sale equity securities	68,637	[2]	103,431	[2]	16,755	47,703	52,007	[1]		46,836	[1]	52,007	[1]			4,732	3,332	314	389
Shares acquired							105,900		105,900	17,600
Acquired shares value							$ 20,300		20,100	$ 7,600		$ 20,300		20,100

[1]	(i) During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million. During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.
[2]
(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)	During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Other Equity Securities, Cost Method) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Other equity securities, cost method, Cost Basis			$ 16,234,000	[1]	$ 20,534,000	[1]
Gain on sale of long-term investment			10,628,000
Ivanplats Limited [Member]
Equity Interest			8.80%	[2]	7.90%	[2]
Other equity securities, cost method, Cost Basis			16,119,000	[2]	19,491,000	[2]
Shares Sold		1,400,000
Value of shares sold		14,000,000
Gain on sale of long-term investment		10,600,000	10,600,000
Shares acquired					125,665
Acquired shares value					600,000
Warrants converted in to common stock	2,500,000
Ibex Resources Inc. [Member]
Equity Interest			1.60%	[3]	1.50%	[3]
Other equity securities, cost method, Cost Basis			115,000	[3]	1,043,000	[3]
Impairment provision on cost method investment			$ 928,000

[1]
(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

[2]	In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million. In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.
[3]	During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

Other Long-Term Investments (Components Of Other Long-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Other Long Term Investments [Line Items]
Other long-term investments	$ 317,325		$ 191,816
Long-Term Notes [Member]
Other Long Term Investments [Line Items]
Other long-term investments	32,277	[1]	29,763	[1]
Treasury Bill [Member]
Other Long Term Investments [Line Items]
Other long-term investments	88,348	[2]	80,394	[2]
Prepayments [Member]
Other Long Term Investments [Line Items]
Other long-term investments	136,103	[2]	36,486	[2]
Convertible Bonds [Member]
Other Long Term Investments [Line Items]
Other long-term investments	15,627	[3]
Money Market Investments [Member]
Other Long Term Investments [Line Items]
Other long-term investments	$ 44,970	[4]	$ 45,173	[4]

[1]
(a)	Long-Term Notes

As at December 31, 2011, the Company held $62.5 million (December 31, 2010 $65.0 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $32.3 million. The decrease from December 2010 in principal of $2.5 million was due to the weakening of the Canadian dollar ($1.2 million) and principal redemptions ($1.3 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings.

There is a significant amount of uncertainty in estimating the amount and timing of cash flows associated with the Long-Term Notes. The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions and other factors that a market participant would consider for such investments.

The Company is aware of a limited number of trades in the Long-Term Notes that occurred prior to December 31, 2011, but does not consider them to be of sufficient volume or value to constitute an active market. Accordingly, the Company has not used these trades to determine the fair value of its notes.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2011 incorporating the following assumptions:

Bankers Acceptance Rate:	1.12%
Discount Rates:	9% to 25%
Maturity Dates:	5.0 years
Expected Return of Principal:
A-1 Notes	100%
A-2 Notes	100%
B Notes	10%
C Notes	0%
IA Notes	0%
TA Notes	100%

Based on the discounted cash flow model as at December 31, 2011, the fair value of the Long-Term Notes was estimated at $32.3 million. As a result of this valuation, the Company recorded an unrealized gain of $3.2 million for the year ended December 31, 2011.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company's investment in the Long-Term Notes, which would impact the Company's results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $1.4 million.

[2]
(b)	Treasury Bill and Prepayments

On October 6, 2009, Ivanhoe Mines agreed to purchase three Treasury Bills ("T-Bills") from the Mongolian Government, having an aggregate face value of $287.5 million, for the aggregate sum of $250.0 million. The annual rate of interest on the T-Bills was set at 3.0%. The initial T-Bill, with a face-value of $115.0 million, was purchased by Ivanhoe Mines on October 20, 2009 for $100.0 million and will mature on October 20, 2014.

However, on March 31, 2010 Ivanhoe Mines agreed to an alternative arrangement for the advancement of funds that would not involve the purchase of the remaining two T-Bills. Specifically, rather than purchasing the second and third remaining T-Bills, with face values of $57.5 million and $115.0 million respectively, Ivanhoe Mines agreed to make two tax prepayments. Tax prepayments of $50.0 million and $100.0 million were made on April 7, 2010 and June 7, 2011 respectively.

The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government must repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

The Company has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and the Company's intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

The Company has used a discounted cash flow approach to value the T-Bill and tax prepayments at December 31, 2011 incorporating the following weighted average assumptions:

	T-Bill	Tax Prepayments
Purchased Amount	$100,000,000	$150,000,000
Discount Rate	9.9%	9.9%
Term	2.8 years	1.5 years

Based on the discounted cash flow models as at December 31, 2011, the fair values of the T-Bill and tax prepayments were estimated at $88.3 million and $136.1 million respectively. As a result of these valuations, Ivanhoe Mines recorded an unrealized gain of $5.0 million on the T-Bill and an unrealized loss of $2.3 million on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2011.

[3]	(c) Convertible Bonds On November 10, 2011, Ivanhoe Mines participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each. Upon and subsequent to Ivanplats completing a qualifying initial public offering, Ivanhoe Mines and Ivanplats shall both have the right to convert the bonds into Ivanplats common shares at a conversion price equal to the qualifying initial public offering price. The bonds bear interest at rates ranging from 8.0% to 25.51% per annum, compounded annually, depending on the timing of certain events, including the timing of a qualifying initial public offering. Upon redemption or conversion, Ivanhoe Mines is also entitled to a bonus payment equal to 11.11% of the sum of the principal and interest then outstanding. The bonds mature on November 10, 2014. The bonds are inherently complex financial instruments. In order to reduce accounting complexity Ivanhoe Mines has elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period the bonds shall be remeasured at fair value with changes in fair value being recognized in earnings. As at December 31, 2011, the $15.6 million (December 31, 2010—$nil) aggregate fair value of the bonds was determined using an effective interest rate of 30.0%.
[4]	(d) Money Market Investments As at December 31, 2011, Ivanhoe Mines held $45.0 million of money market investments with remaining maturities in excess of one year.

Other Long-Term Investments (Parenthetical) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 10, 2011 Ivanplats Limited [Member]	Dec. 31, 2011 Long-Term Notes [Member]	Dec. 31, 2010 Long-Term Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member]	Oct. 06, 2009 Treasury Bill [Member]	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member]	Jun. 30, 2010 Government Of Mongolia Tax Prepayment [Member]	Oct. 20, 2009 Government Of Mongolia Initial Treasury Bill [Member]	Mar. 31, 2010 Government of Mongolia Second Treasury Bill [Member]	Mar. 31, 2010 Government of Mongolia Third Treasury Bill [Member]	Apr. 07, 2010 Government Of Mongolia First Tax Prepayment [Member]	Dec. 31, 2011 Government Of Mongolia First Tax Prepayment [Member] Discounted Cash Flow Approach [Member]	Jun. 07, 2011 Government Of Mongolia Second Tax Prepayment [Member]	Dec. 31, 2011 Money Market Investments [Member]	Dec. 31, 2011 Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Minimum [Member] Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Maximum [Member] Convertible Bonds [Member] Ivanplats Limited [Member]
Other Long Term Investments [Line Items]
Other long-term investment principal amount					$ 62,500,000	$ 65,000,000
Other long-term investment Level 3 items at fair value	272,355,000	146,643,000	97,841,000		32,300,000		32,300,000		88,300,000						136,100,000			15,600,000
Face value								287,500,000			115,000,000	57,500,000	115,000,000
Purchase value								250,000,000	100,000,000		100,000,000			50,000,000		100,000,000
Decrease in principal amount					2,500,000
Decrease in principal amount due to principal redemptions					1,300,000
Increase (decrease) in principal amount due to strengthening (weakening) of the Canadian dollar					(1,200,000)
Unrealized gain (loss) in other comprehensive income	2,738,000	(9,732,000)							5,000,000						(2,300,000)
Unrealized trading gain	3,851,000	3,998,000					3,200,000
Discount rate sensitivity analysis					1,400,000
Increase in discount rate, percentage					1.00%
Increase in discount rate, basis point					100
Annual rate of interest on Treasury Bill								3.00%
After tax rate of interest on tax prepayments										1.59%
Convertible bond interest rate																				8.00%	25.51%
Bonus payment upon redemption or conversion of convertible bonds																			11.11%
Number of convertible bonds purchased				15,000
Face value of convertible bond				1,000
Effective interest rate																		30.00%
Money market investments																	$ 45,000,000

Other Long-Term Investments (Discounted Cash Flow Approach To Value Long Term Notes, T-Bill And First Tax Prepayment) (Details) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Minimum [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Maximum [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] A-1 Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] A-2 Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] B Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] C Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] IA Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] TA Notes [Member]	Oct. 06, 2009 Treasury Bill [Member]	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Tax Prepayments [Member] Discounted Cash Flow Approach [Member] Y
Other Long Term Investments [Line Items]
Bankers Acceptance Rate	1.12%
Purchase value										$ 250,000,000	$ 100,000,000	$ 150,000,000
Discount Rate		9.00%	25.00%								9.90%	9.90%
Maturity date (in years)	5										2.8	1.5
Expected Return of Principal				100.00%	100.00%	10.00%	0.00%	0.00%	100.00%

Note Receivable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Aug. 31, 2011 Monywa Trust [Member]	Feb. 28, 2007 Monywa Project [Member]
Proceeds from redemption of note receivable	$ 102,995	$ 103,000
Ownership percentage			50.00%

Property, Plant And Equipment (Components Of Property, Plant And Equipment) (Details)	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] CAD	Aug. 31, 2008 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2011 Oyu Tolgoi, Mongolia [Member] USD ($)	Dec. 31, 2010 Oyu Tolgoi, Mongolia [Member] USD ($)	Dec. 31, 2010 Ovoot Tolgoi, Mongolia [Member]	Dec. 31, 2011 Mining Plant And Equipment [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Mining Plant And Equipment [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] USD ($)	Dec. 31, 2010 Other Mineral Property Interests [Member] USD ($)	Dec. 31, 2011 Other Mineral Property Interests [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Australia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Australia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2010 Other Mineral Property Interests [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2011 Other Capital Assets [Member] USD ($)	Dec. 31, 2010 Other Capital Assets [Member] USD ($)	Dec. 31, 2011 Other Capital Assets [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Australia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Australia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2010 Other Capital Assets [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2011 Capital Works In Progress [Member] USD ($)	Dec. 31, 2010 Capital Works In Progress [Member] USD ($)	Dec. 31, 2011 Capital Works In Progress [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Capital Works In Progress [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Capital Works In Progress [Member] Australia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Australia [Member] USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 1,386,449,000	$ 4,451,116,000							$ 27,553,000	[1]	$ 10,647,000	[1]	$ 125,449,000	$ 101,673,000	$ 57,021,000	[2]	$ 48,120,000	[2]	$ 40,572,000	[1]	$ 26,831,000	[1]	$ 26,604,000	[3]	$ 25,470,000	[3]	$ 1,252,000	$ 1,252,000	$ 436,679,000	$ 302,580,000	$ 41,252,000	[2]	$ 24,203,000	[2]	$ 347,135,000	[1]	$ 228,241,000	[1]	$ 43,730,000	[3]	$ 46,785,000	[3]	$ 4,562,000	$ 3,351,000	$ 3,861,435,000	$ 971,549,000	$ 3,753,857,000	[2],[4]	$ 953,581,000	[2],[4]	$ 82,760,000	[1]	$ 16,364,000	[1]	$ 24,818,000	[3]	$ 1,604,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(53,801,000)	(87,615,000)							(2,666,000)	[1]	(1,428,000)	[1]	(9,772,000)	(8,452,000)	(6,489,000)	[2]	(6,316,000)	[2]	(1,913,000)	[1]	(766,000)	[1]	(126,000)	[3]	(126,000)	[3]	(1,244,000)	(1,244,000)	(75,177,000)	(43,921,000)	(20,441,000)	[2]	(14,471,000)	[2]	(46,927,000)	[1]	(24,154,000)	[1]	(3,958,000)	[3]	(2,723,000)	[3]	(3,851,000)	(2,573,000)
Net Book Value	1,332,648,000	4,363,501,000							24,887,000	[1]	9,219,000	[1]	115,677,000	93,221,000	50,532,000	[2]	41,804,000	[2]	38,659,000	[1]	26,065,000	[1]	26,478,000	[3]	25,344,000	[3]	8,000	8,000	361,502,000	258,659,000	20,811,000	[2]	9,732,000	[2]	300,208,000	[1]	204,087,000	[1]	39,772,000	[3]	44,062,000	[3]	711,000	778,000	3,861,435,000	971,549,000	3,753,857,000	[2],[4]	953,581,000	[2],[4]	82,760,000	[1]	16,364,000	[1]	24,818,000	[3]	1,604,000	[3]
SouthGobi's ownership percentage in the Ovoot Tolgoi coal project								100.00%
Ownership percentage						66.00%
Addition to property plant and equipment including development cost						2,817,300,000	911,000,000
Common stock issued during the period			15,000,000	15,000,000
Common stock issued during the period, value	240,749,000		241,100,000	244,700,000
Payment to acquire mining and milling equipment	195,357,000 [5]
Proceeds from sale of equipment					$ 121,500,000

[1]	(b) SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.
[2]	(a) Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs. A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3). Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.
[3]	(c) Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia. On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.
[4]	(d) In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million). Ivanhoe Mines used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 22 (b)). Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.
[5]	In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 115,561	$ 68,646
Accrued construction costs	535,924	183,030
Payroll and other employee related payables	1,530	126
Amounts payable to related parties (Note 23)	28,170	8,726
Accounts payable and accrued liabilities	$ 681,185	$ 260,528

Amounts Due Under Credit Facilities (Schedule Of Amounts Due Under Credit Facilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Amounts Due Under Credit Facilities [Abstract]
Non-revolving bank loans	$ 5,719	[1]	$ 14,615	[1]
Two-year extendible loan facility	39,165	[2]		[2]
Amounts due under credit facilities, Current	44,884		14,615
Two-year extendible loan facility		[2]	$ 40,080	[2]

[1]	In October 2007, Ivanhoe Mines obtained non-revolving bank loans which are due on demand and secured against certain securities and other investments.
[2]	In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.

Convertible Credit Facilities (Narrative) (Details)	12 Months Ended				1 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended		0 Months Ended							0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 USD ($)	Sep. 30, 2010 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2011 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2010 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2008 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2007 Rio Tinto Plc [Member] USD ($)	Sep. 30, 2007 Rio Tinto Plc [Member] USD ($)	Nov. 20, 2014 China Investment Corporation [Member] CAD	Mar. 29, 2010 China Investment Corporation [Member] USD ($)	Nov. 19, 2009 China Investment Corporation [Member] USD ($) Y	Dec. 31, 2011 China Investment Corporation [Member] USD ($)	Dec. 31, 2010 China Investment Corporation [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] CAD	Nov. 19, 2009 SouthGobi [Member] USD ($)	Nov. 20, 2014 SouthGobi [Member] CAD	Dec. 31, 2011 SouthGobi [Member] USD ($)	Dec. 31, 2010 SouthGobi [Member] USD ($)	Apr. 01, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 VWAP [Member] SouthGobi [Member] USD ($)	Mar. 29, 2010 VWAP [Member] SouthGobi [Member] CAD	Sep. 30, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto Plc [Member]	Dec. 31, 2011 Series C Warrants [Member] Rio Tinto Plc [Member] USD ($)
Debt Conversion [Line Items]
Principal amount of convertible credit facility							$ 350,000,000			$ 350,000,000			$ 500,000,000	$ 500,000,000	$ 500,000,000
Convertible credit facility draws								200,000,000	150,000,000
Credit facility interest rate description							Amounts advanced under the credit facility bore interest at a rate per annum equal to the three-month LIBOR plus 3.3%
Credit facility expiration date							September 12, 2010
Convertible credit facility		248,284,000		141,853,000										141,853,000	248,284,000
Accrued paid-in-kind interest					50,800,000		50,832,000
Accrued interest																							1,400,000
Cash payment to settle outstanding accrued interest payable on conversion																						5,700,000
Floor conversion price	8.88		8.88								8.88
Ceiling conversion price	11.88		11.88								11.88
Convertible credit facility aggregate carrying amount on date of conversion					437,100,000											250,000,000
Credited to share capital upon conversion		400,832,000			400,800,000		(400,832,000)
Beneficial conversion feature					36,300,000		(36,314,000)
Number of common shares that can be purchased upon exercise of share purchase warrants						35,000,000																				40,200,000
Exercise price of share purchase warrants						$ 10																				$ 9.43
Convertible debenture interest rate													8.00%
Convertible debenture term, years													30
Stock issued																21,500,000	21,500,000						100,000		40,100,000
Accelerated investment													120,000,000
Convertible debentures interest payable in cash													6.40%
Convertible debentures interest payable in shares													1.60%
SouthGobi conversion option 1, amount																		250,000,000
SouthGobi conversion option 1, public float																		25.00%
Bifurcation Of Embedded Derivative Liability														(313,292,000)	(313,292,000)
Embedded derivative liability		154,877,000		48,388,000										48,388,000	154,877,000					48,400,000	154,900,000
The fair value of the embedded derivative liability associated with the $250.0 million converted												102,800,000
Decrease in embedded derivative liability												9,400,000
Capitalized interest expense							2,700,000							10,800,000	800,000
Capitalized accretion expense							6,200,000							100,000
Convertible debt at fair value												347,600,000
Convertible debt carrying amount of debt host contract embedded derivative liability and deferred charges												193,300,000
Loss on conversion of convertible debt		$ (154,316,000)										$ (154,300,000)
Conversion price					$ 10											$ 11.64	11.88		10.66				$ 15.97	16.29
Basis spread on convertible credit facility interest rate							3.30%

Convertible Credit Facilities (China Investment Corporation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2009
Embedded derivative liability	$ 48,388	$ 154,877
Convertible credit facility	141,853	248,284
Accrued interest	10,808	6,312
China Investment Corporation [Member]
Convertible credit facility	500,000	500,000	500,000
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	127	69
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)
Carrying amount of debt host contract	93,465	93,407
Embedded derivative liability	48,388	154,877
Convertible credit facility	141,853	248,284
Accrued interest	6,301	6,312
Transaction costs allocated to deferred charges	(2,799)	(2,800)
Net carrying amount of convertible debenture	$ 145,355	$ 251,796

Convertible Credit Facilities (Monte Carlo Valuation Model Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Monte Carlo Valuation Model Assumptions [Line Items]
Floor conversion price	8.88	8.88
Ceiling conversion price	11.88	11.88
Expected volatility	71.00%	73.00%
Risk-free rate of return	2.41%	3.48%
Spot Cdn$ exchange rate	0.98	1.01
Minimum [Member]
Monte Carlo Valuation Model Assumptions [Line Items]
Forward Cdn$ exchange rate curve	0.96	0.97
Maximum [Member]
Monte Carlo Valuation Model Assumptions [Line Items]
Forward Cdn$ exchange rate curve	1.01	1.14

Convertible Credit Facilities (Rio Tinto) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2007
Credited to share capital upon conversion			$ 400,832
Rio Tinto Plc [Member]
Principal amount of convertible credit facility			350,000	350,000
Accrued paid-in-kind interest	50,800		50,832
Convertible credit facility sub total before below noted additions and deductions			400,832
Beneficial conversion feature	36,300		(36,314)
Share purchase warrants			(9,403)
Accretion of discount			45,717
Convertible credit facility sub total			400,832
Credited to share capital upon conversion	400,800		(400,832)
Rio Tinto, convertible credit facility

Interim Funding Facility (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Amount outstanding	$ 400,655
Interest expense	10,953	32,827
Non-Revolving Interim Funding Facility [Member] | Rio Tinto Plc [Member]
Maximum borrowing capacity		1,800,000
Amount outstanding	400,700
Effective annual interest rate	effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.
Effective annual percent based on percentage of three month libor	90.00%
Basis spread on interim funding facility interest rate	6.50%
Interest expense	900
Front end fee paid	18,000
Commitment fees incurred	$ 7,700
Annual commitment fee	0.40%

Income Taxes (Schedule Of Provision For Income And Capital Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred income taxes	$ (9,268)	$ (15,124)
Capital taxes	8,618	2,006
Recovery of income taxes	$ (650)	$ (13,118)

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Long-term investments	$ 49,893	$ 60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524
Gross deferred income tax assets	568,998	482,703
Valuation allowance	(535,936)	(465,814)
Net deferred income tax assets	33,062	16,889
Property, plant and equipment	15,282	11,123
Total deferred income tax liabilities	15,282	11,123
Deferred income tax assets (liabilities), net	$ 17,780	$ 5,766

Income Taxes (Schedule Of Reconciliation Of Provision For Income And Capital Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$ 160,656	$ 84,968
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142
Recovery for income and capital taxes	$ 650	$ 13,118
Combined federal and provincial statutory tax rates	26.50%	28.50%

Income Taxes (Schedule Of Unused Tax Losses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Canada [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Canada [Member] Non-Capital Losses [Member] CAD	Dec. 31, 2011 Canada [Member] Capital Losses [Member] USD ($)		Dec. 31, 2011 Canada [Member] Capital Losses [Member] CAD		Dec. 31, 2011 Australia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Australia [Member] Non-Capital Losses [Member] AUD		Dec. 31, 2011 Mongolia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Mongolia [Member] Non-Capital Losses [Member] MNT	Dec. 31, 2011 Indonesia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Indonesia [Member] Non-Capital Losses [Member] IDR	Dec. 31, 2011 Hong Kong [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Hong Kong [Member] Non-Capital Losses [Member] HKD
Unused Tax Losses [Line Items]
Unused tax losses	$ 286,056	[1]	292,149	$ 91,151	[1]	93,092		$ 333,341	[1]	326,516		$ 110,612	[1]	154,192,870	$ 14,117	[1]	128,028,408	$ 8,539	[1]	66,329
Expiration dates	2012 to 2031		2012 to 2031	(c)	[2]	(c)	[2]	(a)	[3]	(a)	[3]	2012 to 2019		2012 to 2019	2012 to 2016		2012 to 2016	(b)	[4]	(b)	[4]

[1]	Translated using the year-end exchange rate.
[2]	These losses are carried forward indefinitely for utilization against future net realized capital gains.
[3]	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
[4]	These losses are carried forward indefinitely.

Income Taxes (Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination) (Details)	12 Months Ended
Dec. 31, 2011
Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2004 to 2011
Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2006 to 2011
Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2007 to 2011

Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 40,838,000		$ 5,436,000
Changes in estimates	4,026,000		5,957,000
Unrealized foreign exchange	(5,000)		2,049,000
Accretion expense	694,000		199,000
Acquisition of Osborne (Note 12 (c))			27,197,000
Balance, end of year	45,553,000		40,838,000
Estimated undiscounted cash flow to settle asset retirement obligation	150,700,000		90,600,000
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	2,635,000		896,000
Changes in estimates	2,863,000		1,629,000
Unrealized foreign exchange
Accretion expense	280,000		110,000
Acquisition of Osborne (Note 12 (c))
Balance, end of year	5,778,000		2,635,000
Ivanhoe Australia Limited [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	32,585,000	[1]	3,339,000	[1]
Changes in estimates	(7,738,000)	[1]		[1]
Unrealized foreign exchange	(5,000)	[1]	2,049,000	[1]
Accretion expense		[1]		[1]
Acquisition of Osborne (Note 12 (c))			27,197,000	[1]
Balance, end of year	24,842,000	[1]	32,585,000	[1]
Other assets held in restricted deposits	23,800,000		22,600,000
Oyu Tolgoi LLC [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	5,618,000		1,201,000
Changes in estimates	8,901,000		4,328,000
Unrealized foreign exchange
Accretion expense	414,000		89,000
Acquisition of Osborne (Note 12 (c))
Balance, end of year	$ 14,933,000		$ 5,618,000
Minimum [Member]
Asset Retirement Obligations [Line Items]
Credit adjusted risk free rate	5.60%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Credit adjusted risk free rate	10.80%

[1]	(a) As at December 31, 2011, other assets included $23.8 million (December 31, 2010—$22.6 million) held in restricted deposits that are legally restricted for the purpose of settling asset retirement obligations.

Share Capital (Narrative) (Details)	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Jan. 24, 2012	Dec. 31, 2009 CAD	Dec. 31, 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 Rights Offering [Member] USD ($)	Dec. 31, 2010 Rights Offering [Member] CAD	Dec. 23, 2010 Rights Offering [Member] USD ($)	Dec. 31, 2011 Equity Incentive Plan [Member] USD ($) Y	Dec. 31, 2010 Equity Incentive Plan [Member] USD ($)
Class of Stock [Line Items]
Common stock shares authorized percentage pursuant to the Equity Incentive Plan	6.50%	6.50%
Common stock shares authorized maximum											48,059,893
Common stock, shares, issued	739,382,976	739,382,976	568,560,669	568,560,669			84,867,671
Shares available for grants	24,610,831	24,610,831	20,244,373	20,244,373		6,495,821
Weighted average grant-date fair value of stock options granted		13.47		9.08
Weighted average exercise price		13.83		9.45		8.84					$ 13.54	$ 9.47
Intrinsic value of options exercised	$ 44,400,000		$ 71,700,000
Options vested and expected to vest											23,449,062	16,712,070
Aggregate intrinsic value											137,200,000	226,900,000
Weighted-average cost recognized period, years											1.3
Unrecognized compensation cost related to unvested stock options											95,800,000
Vested option aggregate intrinsic value											86,900,000	91,600,000
Number of stock options outstanding	23,449,062	23,449,062	16,712,070	16,712,070		21,158,270
Right issue purchase price per share								$ 13.88	13.93
Proceeds from issuance of common stock	2,351,988,000						1,180,000,000
Company's largest shareholder's equity ownership percentage in the reporting entity	48.90%	48.90%	40.30%	40.30%	51.00%
Right issue purchase obligation description								received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares	received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares
Expenses and fees	27,311,000						27,300,000
Rights offering derivative liability			766,238,000							901,900,000
Recognized derivative gain (loss)	(432,536,000)		135,680,000				(432,500,000)	135,700,000
Derivative financial liability reclassified to share capital	(1,193,064,000)						1,190,000,000
Derivative financial liability reclassified to additional paid-in capital							$ 5,700,000

Share Capital (Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Share Capital [Abstract]
Risk-free interest rate	1.66%	2.42%
Expected life (in years)	3	3.6
Expected volatility	65.00%	77.00%
Expected dividends

Share Capital (Schedule Of Stock Option Activity) (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Options Available for Grant, Beginning Balances	20,244,373	6,495,821
Option Outstanding, Beginning Balances	16,712,070	21,158,270
Weighted Average Exercise Price, Beginning Balances	9.45	8.84
Option Available for Grant, Increase authorized amount	14,120,328	16,560,424
Option Available for Grant, Options granted	(9,585,923)	(1,337,500)
Options Outstanding, Options granted	9,585,923	1,337,500
Weighted Average Exercise Price, Options granted	20.02	15.7
Options Outstanding, Options exercised	(2,675,335)	(5,639,650)
Weighted Average Exercise Price, Options exercised	8.81	8.63
Option Available for Grant, Options cancelled	173,596	144,050
Option Outstanding, Options cancelled	(173,596)	(144,050)
Weighted Average Exercise Price, Options cancelled	11.95	8.99
Options Available for Grant, Bonus shares	(315,777)	(1,581,578)
Options Available for Grant, Shares issued under share purchase plan	(25,766)	(36,844)
Options Available for Grant, Ending Balances	24,610,831	20,244,373
Option Outstanding, Ending Balances	23,449,062	16,712,070
Weighted Average Exercise Price, Ending Balances	13.83	9.45

Share Capital (Schedule Of Outstanding And Exercisable Options By Exercise Price Range) (Details) (CAD)	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 $2.82 to $7.03 [Member] Y	Dec. 31, 2011 $7.04 to $8.20 [Member] Y	Dec. 31, 2011 $8.21 to $8.96 [Member] Y	Dec. 31, 2011 $8.97 to $12.62 [Member] Y	Dec. 31, 2011 $12.63 to $17.70 [Member] Y	Dec. 31, 2011 $17.71 to $27.83 [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit				2.82	7.04	8.21	8.97	12.63	17.71
Range of Exercise Prices, upper limit				7.03	8.2	8.96	12.62	17.7	27.83
Options Outstanding, Number Outstanding	23,449,062	16,712,070	21,158,270	2,172,092	4,944,020	2,179,182	2,379,788	4,553,823	7,220,157
Options Outstanding, Weighted Average Remaining Life (in years)	4.08			3.95	3.86	2.56	1.3	4.51	5.36
Weighted Average Exercise Price Per Share	13.83	9.45	8.84	3.16	8.1	8.47	9.83	14.2	23.66
Options Exercisable, Number Exercisable	9,998,959			1,021,214	3,674,363	1,091,101	1,980,418	2,088,206	143,657
Options Exercisable, Weighted Average Exercise Price	9.38			2.93	8.07	8.44	9.74	14.23	20.55

Share Capital (Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 71,050,000		$ 64,955,000
Ivanhoe Mines Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	44,256,000	[1]	42,855,000	[1]
SouthGobi Resources Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,751,000		12,062,000
Ivanhoe Australia Limited [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,043,000		10,038,000
Oyu Tolgoi LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost capitalized as property, plant and equipment	32,600,000		17,100,000
Exploration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	34,473,000	[1]	33,019,000	[1]
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 36,577,000		$ 31,936,000

[1]	(i) During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Share Capital (Rio Tinto Placements) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Rio Tinto Plc [Member]		Dec. 31, 2010 Rio Tinto Plc [Member]		Dec. 31, 2006 Private Placement - Tranche 1 [Member] Rio Tinto Plc [Member]		Dec. 31, 2008 Anti Dilution Shares [Member] Rio Tinto Plc [Member]		Dec. 31, 2009 Private Placement - Tranche 2 [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 March 2010 Private Placement [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Exercise Of Series A Warrants [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Partial Exercise Of Series B Warrants [Member] Rio Tinto Plc [Member]		Feb. 28, 2011 Rights Offering [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Remaining Series B Warrants [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Anti Dilution Warrants [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Exercise Of Anti Dilution Warrants [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Series C Warrants [Member] Rio Tinto Plc [Member]		Aug. 31, 2011 Exercise Of Subscription Right [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Remaining Series B And C Warrants [Member] Rio Tinto Plc [Member]
Rio Tinto Placements [Line Items]
Period								2006		2008		2009		2010		2010		2010		2010		February 2011		June 2011	[1]	June 2011	[1]	2010		June 2011	[1]	August 2011	[2]
Number of Shares Acquired								37,089,883	[3]	243,772	[3]	46,304,473	[3]	15,000,000	[3]	46,026,522	[3]	40,083,206	[3]	33,783,784	[3]	34,387,776	[3]	14,070,182	[1],[3]	827,706	[1],[3]	720,203	[3]	40,224,365	[1],[3]	27,896,570	[2],[3]
Proceeds/ Transaction value								$ 303,395		$ 612		$ 388,031		$ 240,916		$ 393,066		$ 400,832		$ 300,000		$ 477,302		$ 119,737	[1]	$ 2,527	[1]	$ 2,229		$ 379,316	[1]	$ 535,908	[2]	$ 501,600
Number of Shares Acquired, beginning balance				336,658,442	[3]	219,251,843	[3]
Proceeds / Transaction Value, beginning balance				3,543,871		2,029,081
Number of Shares Acquired, ending balance				336,658,442	[3]	219,251,843	[3]
Proceeds / Transaction Value, ending balance				$ 3,543,871		$ 2,029,081
Company's largest shareholder's equity ownership percentage in the reporting entity	51.00%	48.90%	40.30%

[1]	(2) In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.
[2]	(3) In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.
[3]	(1) Shares acquired excludes other purchases made by Rio Tinto from third parties. (2) In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.

Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income [Abstract]
Long-term investments, net of tax of $6,224, $1,896	$ 53,239	$ 17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests	(6,023)	1,122
Accumulated other comprehensive income (loss) at beginning of year	33,075	(14,578)
Changes in fair value of long-term investments	(42,203)	39,801
Changes in fair value of other long-term investments	2,738	(9,732)
Currency translation adjustments	(1,368)	29,054
Noncontrolling interests (Note 21)	2,081	(7,145)
Other than temporary impairment charges		3
Other comprehensive (loss) income, before tax	(38,752)	51,981
Income tax recovery (expense)	3,377	(4,328)
Other comprehensive (loss) income, net of tax	(35,375)	47,653
Long-term investments, net of tax of $2,847, $6,224	14,413	53,239
Other long-term investments, net of tax of $nil, $nil	(34,442)	(37,180)
Currency translation adjustment, net of tax of $nil, $nil	21,671	23,039
Noncontrolling interests	(3,942)	(6,023)
Accumulated other comprehensive income (loss) at end of year	(2,300)	33,075
Accumulated tax impact on long-term investments	$ 2,847	$ 6,224	$ 1,896

Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Details) (USD $)	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 SouthGobi Resources Ltd. [Member]	Dec. 31, 2010 SouthGobi Resources Ltd. [Member]	Dec. 31, 2011 Ivanhoe Australia Limited [Member]	Dec. 31, 2010 Ivanhoe Australia Limited [Member]	May 31, 2010 Oyu Tolgoi LLC [Member]	Dec. 31, 2011 Oyu Tolgoi LLC [Member]		Dec. 31, 2010 Oyu Tolgoi LLC [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	$ 2,610,000		$ 952,000		$ 286,919,000	$ 2,478,000	$ 69,092,000	$ (1,526,000)		$ (353,401,000)	[1]
Noncontrolling interests' share of loss	(44,329,000)		(66,952,000)		16,411,000	(33,193,000)	(45,610,000)	(17,056,000)		(15,130,000)	[1]	(16,703,000)	[1]
Noncontrolling interests' share of other comprehensive (loss) income	(2,081,000)		21,168,000		(4,764,000)	11,868,000	1,751,000	7,918,000		932,000	[1]	1,382,000	[1]
Common share investments funded on behalf of noncontrolling interest	110,128,000	[2]								110,128,000	[1],[2]
Changes in noncontrolling interests arising from changes in ownership interests	(49,343,000)		47,442,000		(14,850,000)	305,766,000	75,635,000	79,756,000		(110,128,000)	[1]	(338,080,000)	[1]
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	16,985,000		2,610,000		283,716,000	286,919,000	100,868,000	69,092,000		(367,599,000)	[1]	(353,401,000)	[1]
Deficit noncontrolling interest balance associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit									338,100,000
Accumulated other comprehensive income adjustment	(2,300,000)		33,075,000	(14,578,000)					14,000,000
Additional paid-in capital adjustment	1,389,721,000		1,303,581,000						324,100,000
Noncontrolling interest percentage									34.00%
Common Share Investments effective annual rate										LIBOR plus 6.5%
Ownership percentage									66.00%
Unrecognized interest										$ 1,000,000

[1]	The Oyu Tolgoi Shareholders' Agreement, which was signed and approved on October 6, 2009, established the basis upon which the Mongolian Government would, in accordance with Mongolian law, through its wholly-state-owned company, Erdenes MGL LLC ("Erdenes"), obtain and hold an initial 34% equity interest in Oyu Tolgoi and provides for the respective rights and obligations of the shareholders of Oyu Tolgoi. On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi upon the receipt of fully registered shares of Oyu Tolgoi. In accordance with the ASC guidance for consolidation accounting, the Company continued to consolidate its remaining 66% interest in Oyu Tolgoi. No value was assigned to the consideration received by the Company as the fair value of neither the consideration received nor the asset relinquished was determinable within reasonable limits. Accordingly, on May 31, 2010, the Company recognized a deficit noncontrolling interest balance of $338.1 million associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit. Accumulated other comprehensive income and additional paid-in capital were adjusted by $14.0 million and $324.1 million, respectively.
[2]	During 2011, a subsidiary of the Company funded common share investments in Oyu Tolgoi on behalf of Erdenes. In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to a subsidiary of the Company via a pledge over Erdenes' share of future Oyu Tolgoi dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to a subsidiary of the Company. Common share investments in Oyu Tolgoi funded by a subsidiary of the Company on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2011, the cumulative amounts of such funding and associated unrecognized interest were $110.1 million (December 31, 2010—$nil) and $1.0 million (December 31, 2010—$nil) respectively.

Cash Flow Information (Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Information [Abstract]
Net loss	$ (614,701)	$ (278,431)
Loss (income) from discontinued operations	9,105	(6,585)
Stock-based compensation	67,248	37,203
Accretion expense	754	11,908
General and administrative expenses		6,525
Depreciation	30,583	15,402
Accrued interest income	(9,124)	(10,600)
Interest expense		9,664
Unrealized losses (gains) on long-term investments	2,804	(360)
Unrealized gains on other long-term investments	(3,573)	(4,508)
Realized gain on redemption of other long-term investments	(123)	(151)
Change in fair value of derivative	432,536	(135,680)
Change in fair value of embedded derivatives	(106,489)	(100,637)
Loss on conversion of convertible debenture		154,316
Unrealized foreign exchange losses (gains)	13,589	(9,498)
Share of (income) loss of significantly influenced investees	(17,208)	42,718
Write-down of current assets	23,224	14,729
Write-down of carrying values of property, plant and equipment	16,605	2,338
Gain on sale of long-term investments	(10,628)
Gain on settlement of note receivable	(102,995)
Write-down of carrying value of long-term investments	9,550	485
Deferred income taxes	(9,268)	(15,124)
Bonus shares	3,802	27,752
Accounts receivable	(47,210)	(20,999)
Inventories	(89,193)	(32,425)
Prepaid expenses	(33,016)	(6,982)
Accounts payable and accrued liabilities	55,688	4,664
Interest payable on long-term debt	6,319
Cash used in operating activities	$ (371,721)	$ (294,276)

Cash Flow Information (Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)		Sep. 30, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] CAD	Dec. 31, 2011 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2010 Rio Tinto Plc [Member] USD ($)
Acquisition of property, plant and equipment		$ (195,357)	[1]
Rights offering (Note 19 (c))	1,193,064
Interest settlement on convertible debenture (Note 15 (a))	4,011
Conversion of convertible credit facility (Note 15 (b))		(400,832)		(400,800)				400,832
Partial conversion of convertible debenture (Note 15 (a))		(349,079)
Total non-cash investing and financing activities	1,197,075	(945,268)
Shares issued in private placement					15,000,000	15,000,000
Proceeds from private placement		$ 240,749			$ 241,100	244,700

[1]	In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

Cash Flow Information (Schedule Of Other Supplementary Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Information [Abstract]
Interest paid	$ 9,147	$ 23,163
Income taxes paid	$ 7,991	$ 400

Related Party Transactions (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Rio Tinto Plc [Member]	Dec. 31, 2010 Rio Tinto Plc [Member]	Dec. 31, 2011 Ivanhoe Capital Aviation LLC [Member]	Dec. 31, 2011 Ivanhoe Capital Corporation [Member]	Dec. 31, 2011 Ivanhoe Capital Services Ltd. [Member]	Nov. 30, 2011 Ivanplats Limited [Member]	Jan. 31, 2011 Ivanplats Limited [Member]	Dec. 31, 2011 Ivanplats Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 1,227,000	$ 2,127,000
Accounts payable	28,170,000	8,726,000
Payables to related party, noncurrent	56,783,000	14,013,000	56,800,000	14,000,000
Company's Chairman and Chief Executive Officer's ownership percentage in Related Party entity					100.00%	100.00%	100.00%			35.50%
Ownership percentage			48.90%	40.30%
Number of shares sold of cost-method investment										1.4
Gain on sale of long-term investment	10,628,000								10,600,000	10,600,000
Number of convertible bonds purchased								15,000
Purchase price of convertible bonds								$ 1,000

Related Party Transactions (Schedule Of Related Parties Transaction By Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Related party costs and expenses	$ 133,836		$ 45,590
Rio Tinto Plc [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	110,164	[1]	23,836	[1]
Global Mining Management Corporation [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	14,815	[2]	13,627	[2]
Ivanhoe Capital Aviation LLC [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	6,866	[3]	6,465	[3]
Fognani & Faught, PLLC [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	558	[4]	476	[4]
Ivanhoe Capital Corporation [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	330	[5]	434	[5]
Ivanhoe Capital Services Ltd. [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	$ 1,103	[6]	$ 752	[6]

[1]	During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 - 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.
[2]	Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.
[3]	Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.
[4]	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.
[5]	Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.
[6]	Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Related Party Transactions (Schedule Of Related Parties Transaction By Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related party costs and expenses	$ 133,836	$ 45,590
Affiliated Entity [Member]
Exploration and development	109,891	23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	$ 558	$ 476

Segment Disclosures (Schedule Of Segment Disclosures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUE	$ 179,049,000	$ 79,777,000
Production and delivery	(121,155,000)	(66,738,000)
Depreciation and depletion	(28,153,000)	(13,306,000)
Write-down of carrying value of inventory	(18,936,000)	(14,729,000)
COST OF SALES	(168,244,000)	(94,773,000)
Exploration	(282,588,000)	(218,626,000)
General and administrative	(100,805,000)	(84,427,000)
Depreciation	(2,430,000)	(2,096,000)
Accretion of asset retirement obligations (Note 18)	(694,000)	(199,000)
Write-down of current assets	(4,288,000)
Write-down of carrying values of property, plant and equipment	(16,605,000)	(2,338,000)
TOTAL EXPENSES	(575,654,000)	(402,459,000)
OPERATING LOSS	(396,605,000)	(322,682,000)
Interest income	22,077,000	16,567,000
Interest expense	(10,953,000)	(32,827,000)
Accretion of convertible credit facilities	(60,000)	(11,709,000)
Foreign exchange (losses) gains	(16,831,000)	8,700,000
Unrealized gain (losses) on long-term investments	(2,804,000)	360,000
Unrealized gains on other long-term investments	3,573,000	4,508,000
Realized gain on redemption of other long-term investments	123,000	151,000
Change in fair value of derivative	(432,536,000)	135,680,000
Change in fair value of embedded derivatives	106,489,000	100,637,000
Loss on conversion of convertible credit facility		(154,316,000)
Write-down of carrying value of long-term investments (Note 9)	(9,550,000)	(485,000)
Gain on sale of long-term investment	10,628,000
Gain on settlement of note receivable (Note 11)	102,995,000
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(623,454,000)	(255,416,000)
(Provision) recovery for income taxes	650,000	13,118,000
Share of income (loss) of significantly influenced investees	17,208,000	(42,718,000)
NET LOSS FROM CONTINUING OPERATIONS	(605,596,000)	(285,016,000)
LOSS FROM DISCONTINUED OPERATIONS	(9,105,000)	6,585,000
NET LOSS	(614,701,000)	(278,431,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	44,329,000	66,952,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(570,372,000)	(211,479,000)
CAPITAL EXPENDITURES	2,628,086,000	675,198,000
TOTAL ASSETS	6,136,828,000	3,218,474,000
Development [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration	(31,816,000)	(83,358,000)
General and administrative
Depreciation	(173,000)	(645,000)
Accretion of asset retirement obligations (Note 18)	(414,000)	(89,000)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(32,403,000)	(84,092,000)
OPERATING LOSS	(32,403,000)	(84,092,000)
Interest income	5,566,000	3,731,000
Interest expense
Accretion of convertible credit facilities
Foreign exchange (losses) gains	(3,648,000)	995,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(30,485,000)	(79,366,000)
(Provision) recovery for income taxes	(536,000)	89,000
Share of income (loss) of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	(31,021,000)	(79,277,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	(31,021,000)	(79,277,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130,000	16,703,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(15,891,000)	(62,574,000)
CAPITAL EXPENDITURES	2,383,446,000	479,575,000
TOTAL ASSETS	4,384,365,000	1,404,329,000
Exploration [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration	(182,530,000)	(86,093,000)
General and administrative
Depreciation	(1,800,000)	(1,226,000)
Accretion of asset retirement obligations (Note 18)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(184,330,000)	(87,319,000)
OPERATING LOSS	(184,330,000)	(87,319,000)
Interest income	7,677,000	3,928,000
Interest expense
Accretion of convertible credit facilities
Foreign exchange (losses) gains	287,000	606,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)	(8,622,000)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(184,988,000)	(82,785,000)
(Provision) recovery for income taxes	213,000	(1,157,000)
Share of income (loss) of significantly influenced investees	40,279,000	(846,000)
NET LOSS FROM CONTINUING OPERATIONS	(144,496,000)	(84,788,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	(144,496,000)	(84,788,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	45,610,000	17,056,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(98,886,000)	(67,732,000)
CAPITAL EXPENDITURES	26,481,000	19,965,000
TOTAL ASSETS	338,695,000	318,611,000
Coal [Member]
Segment Reporting Information [Line Items]
REVENUE	179,049,000	79,777,000
Production and delivery	(121,155,000)	(66,738,000)
Depreciation and depletion	(28,153,000)	(13,306,000)
Write-down of carrying value of inventory	(18,936,000)	(14,729,000)
COST OF SALES	(168,244,000)	(94,773,000)
Exploration	(68,242,000)	(49,175,000)
General and administrative
Depreciation	(322,000)	(79,000)
Accretion of asset retirement obligations (Note 18)	(280,000)	(110,000)
Write-down of current assets	(4,288,000)
Write-down of carrying values of property, plant and equipment	(16,605,000)	(2,338,000)
TOTAL EXPENSES	(257,981,000)	(146,475,000)
OPERATING LOSS	(78,932,000)	(66,698,000)
Interest income	1,243,000	2,441,000
Interest expense	(9,412,000)	(24,125,000)
Accretion of convertible credit facilities	(60,000)	(59,000)
Foreign exchange (losses) gains	790,000	1,611,000
Unrealized gain (losses) on long-term investments	(2,804,000)	360,000
Unrealized gains on other long-term investments	(278,000)	510,000
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives	106,489,000	100,637,000
Loss on conversion of convertible credit facility		(154,316,000)
Write-down of carrying value of long-term investments (Note 9)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	17,036,000	(139,639,000)
(Provision) recovery for income taxes	7,195,000	11,919,000
Share of income (loss) of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	24,231,000	(127,720,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	24,231,000	(127,720,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(16,411,000)	33,193,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	7,820,000	(94,527,000)
CAPITAL EXPENDITURES	218,108,000	175,566,000
TOTAL ASSETS	887,914,000	960,204,000
Corporate [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration
General and administrative	(100,805,000)	(84,427,000)
Depreciation	(135,000)	(146,000)
Accretion of asset retirement obligations (Note 18)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(100,940,000)	(84,573,000)
OPERATING LOSS	(100,940,000)	(84,573,000)
Interest income	7,591,000	6,467,000
Interest expense	(1,541,000)	(8,702,000)
Accretion of convertible credit facilities		(11,650,000)
Foreign exchange (losses) gains	(14,260,000)	5,488,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments	3,851,000	3,998,000
Realized gain on redemption of other long-term investments	123,000	151,000
Change in fair value of derivative	(432,536,000)	135,680,000
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)	(928,000)	(485,000)
Gain on sale of long-term investment	10,628,000
Gain on settlement of note receivable (Note 11)	102,995,000
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(425,017,000)	46,374,000
(Provision) recovery for income taxes	(6,222,000)	2,267,000
Share of income (loss) of significantly influenced investees	(23,071,000)	(41,872,000)
NET LOSS FROM CONTINUING OPERATIONS	(454,310,000)	6,769,000
LOSS FROM DISCONTINUED OPERATIONS	(9,105,000)	6,585,000
NET LOSS	(463,415,000)	13,354,000
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(463,415,000)	13,354,000
CAPITAL EXPENDITURES	51,000	92,000
TOTAL ASSETS	525,854,000	535,330,000
Mongolia [Member]
Segment Reporting Information [Line Items]
Exploration	(106,505,000)	(134,540,000)
Customer One [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	82,400,000	45,500,000
Customer Two [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	39,400,000	31,900,000
Customer Three [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	$ 35,800,000

Commitments And Contingencies (Schedule Of Future Operating Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 664,304
2013	4,419
2014	382
2015	382
2016 onwards	64
Total purchase commitment	$ 669,551

Fair Value Accounting (Schedule Of Financial Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 98,373
Long-term investments	76,068	113,666
Other long-term investments	317,325	191,816
Assets	393,393	403,855
Rights offering derivative liability		766,238
Embedded derivative liability	48,388	154,877
Liabilities	48,388	921,115
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		98,373
Long-term investments	76,068	113,458
Other long-term investments	44,970	45,173
Assets	121,038	257,004
Rights offering derivative liability		766,238
Liabilities		766,238
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		208
Assets		208
Embedded derivative liability	48,388	154,877
Liabilities	48,388	154,877
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term investments	272,355	146,643
Assets	$ 272,355	$ 146,643

Fair Value Accounting (Schedule Of Summary Of Changes In The Fair Value Of Level 3 Financial Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 146,643	$ 97,841
Additions	115,000	50,000
Accrued interest	4,833	3,463
Foreign exchange gains (losses)	(604)	1,180
Fair value redeemed	(106)	(104)
Unrealized gains (losses) included in other comprehensive income	2,738	(9,735)
Unrealized gains included in earnings	3,851	3,998
Balance at the end	272,355	146,643
Long-Term Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	29,763	24,689
Additions
Accrued interest
Foreign exchange gains (losses)	(604)	1,180
Fair value redeemed	(106)	(104)
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings	3,224	3,998
Balance at the end	32,277	29,763
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	80,394	73,152
Additions
Accrued interest	2,930	2,818
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	5,024	4,424
Unrealized gains included in earnings
Balance at the end	88,348	80,394
Tax Prepayment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	36,486
Additions	100,000	50,000
Accrued interest	1,903	645
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	(2,286)	(14,159)
Unrealized gains included in earnings
Balance at the end	136,103	36,486
Convertible Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning
Additions	15,000
Accrued interest
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings	627
Balance at the end	$ 15,627

Disclosures Regarding Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosures Regarding Financial Instruments [Abstract]
Cash and cash equivalents, Carrying Amount	$ 998,054	$ 1,264,031	$ 965,823
Short-term investments, Carrying Amount		98,373
Accounts receivable, Carrying Amount	102,460	65,741
Long-term investments, Carrying Amount	107,277	151,191
Other long-term investments, Carrying Amount	317,325	191,816
Accounts payable and accrued liabilities, Carrying Amount	681,185	260,528
Amounts due under credit facilities, Carrying Amount	44,884	54,695
Rights offering derivative liability, Carrying Amount		766,238
Convertible credit facility, Carrying Amount	148,154	254,596
Interim funding facility, Carrying Amount	405,162
Cash and cash equivalents, Fair Value	998,054	1,264,031
Short-term investments, Fair Value		98,373
Accounts receivable, Fair Value	102,460	65,741
Long-term investments, Fair Value	230,894	280,181
Other long-term investments, Fair Value	317,325	191,816
Accounts payable and accrued liabilities, Fair Value	681,185	260,528
Amounts due under credit facilities, Fair Value	44,884	54,695
Rights offering derivative liability, Fair Value		766,238
Convertible credit facility, Fair Value	148,154	254,596
Interim funding facility, Fair Value	$ 405,162

Subsequent Events (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 18, 2012
Project Financing [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 4,000,000
Rio Tinto Financing [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,800,000